UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007
(Registrant changed its fiscal
year end from December 31)

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.6%

	Common Stocks
	Aerospace & Defense —4.9%
48,069	Boeing Co.	$4,971,777
61,260	General Dynamics Corp.	4,812,585
39,067	Lockheed Martin Corp.	3,847,318
24,400	Northrop Grumman Corp.	1,856,840

		15,488,520

	Agriculture/Heavy Equipment —2.3%
12,700	Altria Group, Inc.	844,169
99,930	Monsanto Co.	6,440,488

		7,284,657

	Airlines
2,300	Copa Holdings, S.A. (Panama)	126,293

	Auto Components —0.3%
9,900	Paccar, Inc.	810,018

	Automobile Manufacturers —1.8%
8,800	Cummins, Inc.	1,044,560
37,679	Toyota Motor Corp., ADR (Japan)	4,545,218

		5,589,778

	Beverages —2.1%
42,400	Coca-Cola Co. (The)	2,209,464
91,705	Heinekin NV, ADR (Netherlands)	2,928,627
3,700	Molson Coors Brewing Co.(a)	329,078
15,100	PepsiCo, Inc.	990,862

		6,458,031

	Biotechnology —2.4%
33,900	Amgen, Inc.*	1,821,786
75,108	Genentech, Inc.*	5,586,533
3,100	Genzyme Corp.*	195,517

		7,603,836

	Broadcasting —0.4%
12,000	Liberty Media Holding Corp. (Class A Stock)*	1,373,400

	Business Services —2.5%
19,100	Manpower, Inc.	1,509,855
38,401	Mastercard, Inc.(a)	6,174,881

		7,684,736

	Cable Television —0.4%
54,538	DIRECTV Group, Inc. (The)*	1,222,197

	Chemicals —1.5%
9,833	Air Products & Chemicals, Inc.	849,276
2,800	Ashland, Inc.	170,968
17,900	Celanese Corp.	671,250
37,625	Praxair, Inc.	2,882,828

		4,574,322

	Commercial Services —1.9%
57,700	Accenture Ltd. (Class A Stock)	2,430,901
29,601	Expedia, Inc.*	787,683
700	IAC InterActiveCorp.*	20,118

48,650	Moody’s Corp.	2,617,370

		5,856,072

	Commercial Services & Supplies —0.2%
21,900	Avis Budget Group*(a)	562,173

	Communication Equipment —0.7%
73,100	Juniper Networks, Inc.*(a)	2,190,076

	Computer Hardware —4.8%
68,951	Apple Computer, Inc.*(a)	9,084,984
29,700	Dell, Inc.*	830,709
67,486	Hewlett-Packard Co.	3,106,380
9,300	International Business Machines Corp.	1,029,045
38,800	Synopsys, Inc.*	949,048

		15,000,166

	Computer Services & Software —2.5%
13,400	Amazon.com, Inc.*(a)	1,052,436
232,800	Microsoft Corp.(a)	6,748,872

		7,801,308

	Computers —0.3%
22,500	Lexmark International, Inc. (Class A Stock)*	889,650

	Computers & Peripherals —0.7%
117,800	EMC Corp.*	2,180,478

	Consumer Products & Services —0.7%
16,600	American Greetings Corp. (Class A Stock)	410,518
3,845	Proctor & Gamble Co.	237,852
27,900	UST, Inc.(a)	1,494,045

		2,142,415

	Diversified —0.6%
22,500	3M Co.(a)	2,000,700

	Diversified Financial Services —0.3%
13,100	Citigroup, Inc.	610,067
7,300	Morgan Stanley Dean Witter & Co.	466,251

		1,076,318

	Diversified Manufacturing —0.3%
16,300	Honeywell International, Inc.	937,413

	Diversified Telecommunication Services —0.3%
20,300	Verizon Communications, Inc.(a)	865,186

	Education —0.3%
7,500	ITT Educational Services, Inc.*	792,450

	Electrical Equipment —0.3%
13,400	General Cable Corp.*(a)	1,065,300

	Electronic Components —2.7%
19,800	Adobe Systems, Inc.*	797,742
27,800	Avnet, Inc.*	1,053,064
16,600	Energizer Holdings, Inc.*	1,674,940
38,300	Nvdia Corp.*(a)	1,752,608
20,000	Raytheon Co.	1,107,200
55,965	Reliant Energy, Inc.*	1,437,181
7,900	Waters Corp.*	460,254
2,300	WW Grainger, Inc.	200,928

		8,483,917

	Energy —0.1%
6,700	TXU Corp.	437,175

	Energy Equipment & Services —1.1%
31,000	GlobalSantaFe Corp. (Cayman Islands)	2,223,010
14,300	Holly Corp.	963,677

1,600	Tidewater, Inc.	109,472

		3,296,159

	Entertainment & Leisure —1.3%
47,394	Las Vegas Sands, Inc.*(a)	4,135,127

	Equipment Services —0.7%
20,172	Transocean, Inc.*(a)	2,167,481

	Financial - Bank & Trust —2.3%
117,500	China Merchants Bank Co. Ltd. (China)	420,538
6,472,000	Industrial & Commercial Bank of China (Hong Kong)	3,944,846
87,503	Wells Fargo & Co.	2,954,976

		7,320,360

	Financial Services —3.7%
39,000	AmeriCredit Corp.*(a)	793,260
5,640	Ameriprise Financial, Inc.	339,923
21,900	Discover Financial Services*	504,795
26,325	Goldman Sachs Group, Inc.	4,958,050
23,700	JPMorgan Chase & Co.	1,043,037
44,163	Lehman Brothers Holdings, Inc.	2,738,106
14,000	Merrill Lynch & Co., Inc.	1,038,800
3,600	SLM Corp.	177,012

		11,592,983

	Food —0.4%
74,400	Tyson Foods, Inc. (Class A Stock)	1,321,364

	Food Products —0.5%
50,900	Kroger Co. (The)	1,584,720

	Healthcare Equipment & Supplies —0.8%
15,000	Eli Lilly & Co.	811,350
20,400	Zimmer Holdings, Inc.*	1,586,304

		2,397,654

	Healthcare Providers & Services —0.7%
42,100	CIGNA Corp.	2,174,044

	Healthcare Services —3.9%
28,600	AmerisourceBergen Corp.	1,347,346
16,800	Humana, Inc.*	1,076,712
196,247	UnitedHealth Group, Inc.	9,504,242
4,400	Wellcare Group, Inc.*	445,544

		12,373,844

	Hotels & Motels —3.1%
48,278	MGM Mirage*	3,529,605
7,030	Station Casinos, Inc.	608,306
56,540	Wynn Resorts Ltd.	5,459,502

		9,597,413

	Hotels, Restaurants & Leisure —2.2%
7,100	Carnival Corp.(a)	314,601
31,000	Marriott International, Inc. (Class A Stock)	1,288,050
112,576	McDonald’s Corp.	5,389,013

		6,991,664

	Insurance —0.3%
18,011	MBIA, Inc.	1,010,417

	Internet & Catalog Retail —0.2%
20,200	eBay, Inc.*(a)	654,480

	Internet Services —1.6%
5,796	Google, Inc. (Class A Stock)*	2,955,960
102,300	Symantec Corp.*(a)	1,964,160

9,000	Yahoo!, Inc.*	209,250

		5,129,370

	IT Services
2,000	First Data Corp.	63,580

	Leisure Equipment & Products
1,000	Hasbro, Inc.	28,020

	Lumber & Wood Products
4,600	Domtar Corp.* (Canada)	43,746

	Machinery & Equipment —0.7%
34,600	AGCO Corp.*(a)	1,329,678
100	Deere & Co.	12,042
11,500	Terex Corp.*	991,875

		2,333,595

	Manufacturing —0.4%
28,700	General Electric Co.	1,112,412

	Media —4.2%
56,750	CBS Corp. (Class B Stock)	1,800,110
221,526	Comcast Corp. (Class A Stock)*(a)	5,819,488
22,700	McGraw-Hill Cos., Inc.	1,373,350
107,600	Time Warner, Inc.(a)	2,072,376
63,400	Walt Disney Co. (The)(a)	2,092,200

		13,157,524

	Medical Supplies & Equipment —1.2%
39,300	Johnson & Johnson	2,377,650
9,000	Medtronic, Inc.	456,030
23,300	St. Jude Medical, Inc.*(a)	1,005,162

		3,838,842

	Metals & Mining —1.6%
9,800	Chaparral Steel Co.	823,592
12,500	Cleveland-Cliffs, Inc.(a)	865,875
22,874	Freeport-Mcmoran Copper & Gold, Inc.	2,149,699
6,400	Nucor Corp.	321,280
1,700	Southern Copper Corp.	191,607
5,700	United States Steel Corp.	560,253

		4,912,306

	Miscellaneous Manufacturers —0.2%
8,300	SPX Corp.	779,121

	Oil, Gas & Consumable Fuels —6.1%
15,081	Anadarko Petroleum Corp.	759,027
5,247	Apache Corp.	423,695
9,152	Baker Hughes, Inc.	723,466
2,400	Cabot Oil & Gas Corp.	82,080
12,088	Cameron International Corp.*	942,864
33,991	Devon Energy Corp.	2,536,069
14,200	Dresser-Rand Group, Inc.*	526,820
15,900	Exxon Mobil Corp.	1,353,567
17,100	Global Industries Ltd.*	442,890
13,920	Marathon Oil Corp.	768,384
5,900	Patterson-UTI Energy, Inc.	135,110
12,425	Petroleo Brasileiro Sa (Brazil)	806,382
2,100	Pioneer Natural Resources Co.	95,550
12,300	Plains Exploration & Production Co.*	531,483
73,702	Schlumberger Ltd.(a)	6,981,053
2,800	Seacor Holdings, Inc.*	244,216
9,500	Tesoro Corp.	473,100
4,400	Valero Energy Corp.	294,844
17,600	Western Refining, Inc.	976,800

		19,097,400

	Pharmaceuticals —4.7%
51,256	Amylin Pharmaceuticals, Inc.*(a)	2,383,916

40,300	Forest Laboratories, Inc.*	1,620,060
70,100	Gilead Sciences, Inc.*(a)	2,609,823
21,300	Medco Health Solutions*	1,731,051
9,200	Merck & Co., Inc.	456,780
70,800	Millennium Pharmaceuticals, Inc.*	714,372
79,000	Pfizer, Inc.	1,857,290
105,983	Schering-Plough Corp.	3,024,755
6,500	Watson Pharmaceuticals, Inc.*	197,730

		14,595,777

	Real Estate Investment Trusts —1.5%
46,332	CB Richard Ellis Group, Inc.*(a)	1,617,914
10,400	Istar Financial, Inc.	377,832
7,900	Jones Lang Lasal, Inc.(a)	867,262
2,700	ProLogis(a)	153,630
2,900	Simon Property Group, Inc.	250,937
2,100	SL Green Realty Corp.	254,982
25,573	St. Joe Co. (The)(a)	1,036,729

		4,559,286

	Restaurants —1.5%
146,764	Yum! Brands, Inc.	4,702,319

	Retail & Merchandising —3.7%
6,600	Aeropostale, Inc.*	251,328
67,100	AutoNation, Inc.*(a)	1,307,108
62,265	CVS Corp.	2,191,105
1,900	Darden Restaurants, Inc.	80,883
1,400	Dollar Tree Stores, Inc.*	53,564
600	Gamestop Corp.*	24,210
127,866	Lowe’s Cos., Inc.	3,581,527
49,500	Radioshack Corp.(a)	1,243,935
6,000	Safeway, Inc.(a)	191,220
13,000	Sotheby’s	555,750
43,300	Wal-Mart Stores, Inc.	1,989,635

		11,470,265

	Semiconductors —3.3%
261,286	Intel Corp.	6,171,575
4,200	Intersil Holding Corp.	122,850
45,100	Novellus Systems, Inc.*	1,286,252
81,300	Texas Instruments, Inc.	2,860,947

		10,441,624

	Telecommunication Services —1.5%
119,561	AT&T, Inc.	4,682,009

	Telecommunications —5.4%
61,610	America Movil SA de CV, ADR (Mexico)(a)	3,689,207
132,000	China Mobile Ltd. (Hong Kong)	1,516,715
325,510	Cisco Systems, Inc.*	9,410,494
1,600	Embarq Corp.	98,864
300	Polycom, Inc.*	9,291
89,607	Sprint Nextel Corp.(a)	1,839,632
900	Telephone & Data Systems, Inc.	59,760
4,400	United States Cellular Corp.*	426,800

		17,050,763

	Transportation —4.2%
44,150	Burlington Northern Santa Fe Corp.	3,626,481
39,832	FedEx Corp.	4,410,996
9,300	J.B. Hunt Transport Services, Inc.	259,749

39,675	Union Pacific Corp.	4,726,879

		13,024,105

	Utilities —0.3%
20,300	NRG Energy, Inc.*(a)	782,565

	TOTAL LONG-TERM INVESTMENTS (cost $268,638,068)	308,918,924

	SHORT-TERM INVESTMENT —23.0%

	Affiliated Money Market Mutual Fund
72,125,914	Dryden Core Investment Fund - Taxable Money Market Series (cost $72,125,914; includes $65,592,685 of cash collateral for securities on loan)(b)(w)	72,125,914

	TOTAL INVESTMENTS—121.6% (cost $340,763,982)(p)	381,044,838
	Liabilities in excess of other assets —(21.6)%	(67,628,858)

	NET ASSETS —100%	$313,415,980

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
MBIA	Municipal Bond Investors Assurance Company
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $62,265,175; cash collateral of $65,592,685 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $341,024,802 accordingly, net unrealized appreciation on investments for federal income tax purposes was $40,020,036 (gross unrealized appreciation - $48,438,458; gross unrealized depreciation - $8,418,422). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.5%

	Common Stocks
	Aerospace & Defense —2.1%
5,200	Goodrich Corp.	$327,132
81,100	Northrop Grumman Corp.	6,171,710
24,200	United Technologies Corp.	1,765,874

		8,264,716

	Apparel —0.3%
48,500	Jones Apparel Group, Inc.(a)	1,210,560
2,800	NIKE, Inc. (Class B Stock)	158,060

		1,368,620

	Auto Components —1.1%
18,800	Johnson Controls, Inc.	2,127,220
10,400	Magna International, Inc. (Class A Stock)(Canada)	912,184
17,400	Paccar, Inc.	1,423,668

		4,463,072

	Automobiles —0.7%
50,000	General Motors Corp.	1,620,000
17,300	Harley-Davidson, Inc.(a)	991,636

		2,611,636

	Banks —0.4%
11,600	Sovereign Bancorp, Inc.	222,024
18,700	SunTrust Banks, Inc.(a)	1,464,210

		1,686,234

	Beverages —0.4%
23,900	Anheuser-Busch Cos., Inc.	1,165,603
7,400	Coca-Cola Enterprises, Inc.	385,614

		1,551,217

	Biotechnology —0.3%
11,400	Amgen, Inc.*	612,636
8,200	Biogen Idec, Inc.*	463,628

		1,076,264

	Building Materials —0.3%
39,100	Masco Corp.	1,063,911

	Chemicals —3.4%
18,700	Air Products & Chemicals, Inc.	1,615,119
106,600	Dow Chemical Co. (The)	4,634,968
44,400	Eastman Chemical Co.	3,055,608
17,100	PPG Industries, Inc.	1,304,217
10,600	Praxair, Inc.	812,172
37,500	Rohm & Haas Co.	2,119,500

		13,541,584

	Commercial Banks —7.0%
238,886	Bank of America Corp.	11,327,974
13,500	BB&T Corp.	505,170
37,700	Regions Financial Corp.	1,133,639
16,400	State Street Corp.	1,099,292
107,600	U.S. Bancorp	3,222,620
13,200	UnionBanCal Corp.	729,432
144,700	Wachovia Corp.	6,831,287
78,500	Wells Fargo & Co.	2,650,945

700	Zions Bancorp	52,185

		27,552,544

	Commercial Services & Supplies
1,900	McKesson Corp.	109,744

	Computers & Peripherals —1.2%
2,500	Affiliated Computer Services, Inc. (Class A Stock)*	134,150
55,100	Hewlett-Packard Co.	2,536,253
14,100	International Business Machines Corp.	1,560,165
69,000	Sun Microsystems, Inc.*	351,900

		4,582,468

	Conglomerates
1,700	Textron, Inc.	191,913

	Construction —0.2%
4,800	KB Home(a)	152,688
34,700	Toll Brothers, Inc.*(a)	760,971

		913,659

	Consumer Products —1.4%
9,900	Avon Products, Inc.	356,499
82,500	Procter & Gamble Co.	5,103,450

		5,459,949

	Diversified Financial Services —6.0%
24,100	Capital One Financial Corp.(a)	1,705,316
42,800	CIT Group, Inc.	1,762,504
221,000	Citigroup, Inc.	10,291,970
6,800	E*Trade Financial Corp.*	125,936
57,300	JPMorgan Chase & Co.	2,521,773
38,000	Lehman Brothers Holdings, Inc.	2,356,000
34,600	MBIA, Inc.	1,941,060
48,800	Morgan Stanley Dean Witter & Co.	3,116,856

		23,821,415

	Diversified Machinery —0.1%
5,700	Ingersoll-Rand Co. Ltd. (Class A Stock)(a)	286,824

	Diversified Telecommunication Services —2.4%
28,900	Sprint Nextel Corp.	593,317
211,900	Verizon Communications, Inc.	9,031,178

		9,624,495

	Electric - Integrated —0.2%
54,600	Sierra Pacific Resources	867,594

	Electric Utilities —4.3%
28,100	American Electric Power Co., Inc.	1,222,069
68,100	CMS Energy Corp.(a)	1,100,496
4,400	Consolidated Edison, Inc.(a)	192,192
15,200	Dominion Resources, Inc.	1,280,144
7,500	DTE Energy Co.(a)	347,850
300	Dynegy, Inc.*	2,673
71,900	Edison International	3,802,791
3,600	Entergy Corp.	359,856
51,700	Exelon Corp.	3,626,755
31,300	FirstEnergy Corp.	1,901,475
31,300	FPL Group, Inc.	1,806,949
7,300	PG&E Corp.	312,513
7,000	Pinnacle West Capital Corp.	262,360
30,500	Xcel Energy, Inc.	619,150

		16,837,273

	Electronic Components —0.4%
36,125	Covidien Ltd. (Bermuda)*	1,479,319

	Energy Equipment & Services —1.6%
60,000	GlobalSantaFe Corp.	4,302,600

58,600	Halliburton Co.(a)	2,110,772

		6,413,372

	Exchange Traded Fund —0.4%
18,400	iShares Russell 1000 Value Index Fund	1,518,000

	Financial - Bank & Trust —1.0%
39,339	Bank of New York Mellon Corp. (The)	1,673,874
22,000	Comerica, Inc.(a)	1,158,520
6,100	Hudson City Bancorp, Inc.(a)	74,542
36,000	TCF Financial Corp.	885,240

		3,792,176

	Financial - Brokerage —0.3%
5,300	Bear Stearns Cos., Inc. (The)	642,466
14,700	MGIC Investment Corp.(a)	568,302

		1,210,768

	Financial Services —0.2%
11,800	Discover Financial Services*	271,990
3,200	Franklin Resources, Inc.	407,584
13,200	TD Ameritrade Holding Corp.*	223,740

		903,314

	Food & Staples Retailing —0.9%
23,400	Safeway, Inc.(a)	745,758
59,500	Wal-Mart Stores, Inc.	2,734,025

		3,479,783

	Food Products —0.6%
40,000	Archer Daniels Midland Co.	1,344,000
16,400	Kellogg Co.	849,684
2,700	Kraft Foods, Inc. (Class A Stock)	88,425
5,000	Sysco Corp.	159,400

		2,441,509

	Foods —0.3%
8,500	General Mills, Inc.	472,770
21,200	SUPERVALU, Inc.	883,404

		1,356,174

	Gas & Pipeline Utilities —0.2%
32,600	Northeast Utilities	891,284

	Healthcare Equipment & Supplies —0.5%
5,200	Sepracor, Inc.*(a)	146,276
39,500	Wyeth	1,916,540

		2,062,816

	Healthcare Providers & Services —1.4%
11,500	Aetna, Inc.	552,805
48,900	CIGNA Corp.	2,525,196
184,800	Tenet Healthcare Corp.*(a)	957,264
3,700	UnitedHealth Group, Inc.	179,191
16,500	WellPoint, Inc.*	1,239,480

		5,453,936

	Hotels, Restaurants & Leisure —1.7%
44,200	Carnival Corp.(a)	1,958,502
55,400	McDonald’s Corp.	2,651,998
5,900	Starwood Hotels & Resorts Worldwide, Inc.	371,464
26,100	Wyndham Worldwide Corp.	878,265
30,800	Yum! Brands, Inc.	986,832

		6,847,061

	Household Durables —1.4%
36,100	Centex Corp.	1,346,891
13,600	Fortune Brands, Inc.(a)	1,105,680
95,800	Lennar Corp. (Class A Stock)	2,937,228

7,280	Lennar Corp. (Class B Stock)	213,377

		5,603,176

	Household Products —0.6%
35,900	Kimberly-Clark Corp.	2,414,993

	Independent Power Producers & Energy Traders —1.0%
59,400	TXU Corp.	3,875,850

	Industrial Conglomerates —3.9%
13,700	3M Co.	1,218,204
244,300	General Electric Co.	9,469,068
76,525	Tyco Electronics Ltd.*	2,741,126
39,925	Tyco International Ltd.	1,888,053

		15,316,451

	Industrial Machinery —0.2%
7,700	Eaton Corp.	748,286

	Industrial Products —0.3%
23,700	Dover Corp.	1,208,700

	Insurance —9.0%
14,000	AFLAC, Inc.	729,680
78,200	Allstate Corp. (The)	4,156,330
26,100	Ambac Financial Group, Inc.(a)	1,752,615
25,400	American International Group, Inc.	1,630,172
18,900	Assurant, Inc.(a)	958,608
14,600	Axis Capital Holdings Ltd.(Bermuda)	538,010
9,800	Chubb Corp.	494,018
140,300	Genworth Financial, Inc.	4,281,956
21,600	Hanover Insurance Group, Inc. (The)	948,024
5,900	Hartford Financial Services Group, Inc. (The)	542,033
2,900	Lincoln National Corp.	174,928
137,570	MetLife, Inc.	8,284,465
8,400	Protective Life Corp.	361,368
12,500	RenaissanceRe Holdings Ltd.(Bermuda)	718,750
111,600	Travelers Cos., Inc. (The)	5,667,048
92,900	Unum Group	2,257,470
10,200	WR Berkely Corp.	300,084
19,900	XL Capital Ltd. (Class A Stock)(a)	1,549,414

		35,344,973

	Internet Services
100	Yahoo!, Inc.*(a)	2,325

	IT Services —1.3%
126,000	Electronic Data System Corp.	3,400,740
49,400	First Data Corp.	1,570,426

		4,971,166

	Machinery —1.4%
12,900	Caterpillar, Inc.	1,016,520
32,600	Deere & Co.	3,925,692
5,900	Rockwell Automation, Inc.	412,941

		5,355,153

	Media —3.4%
117,100	CBS Corp. (Class B Stock)	3,714,412
17,900	Comcast Corp. (Class A Stock)*(a)	470,233
34,300	Gannett Co., Inc.	1,711,570
62,900	Idearc, Inc.	2,183,259
96,300	News Corp. (Class A Stock)	2,033,856
27,800	Time Warner, Inc.	535,428
79,500	Walt Disney Co. (The)(a)	2,623,500

		13,272,258

	Metals & Mining —2.1%
114,376	Alcoa, Inc.	4,369,163
34,345	Freeport-McMoRan Copper & Gold, Inc.	3,227,743

9,300	United States Steel Corp.	914,097

		8,511,003

	Miscellaneous Manufacturers —0.1%
8,200	Illinois Tool Works, Inc.	451,410

	Multi-Line Retail —0.4%
3,600	Abercrombie & Fitch Co. (Class A Stock)	251,640
10,000	J.C. Penney Co., Inc.	680,400
8,700	Kohl’s Corp.*	528,960

		1,461,000

	Multi-Utilities & Unregulated Power —0.1%
12,700	SCANA Corp.	474,726

	Networking Equipment
4,300	Juniper Networks, Inc.*	128,828

	Oil, Gas & Consumable Fuels —10.9%
45,800	Apache Corp.	3,698,350
62,000	ChevronTexaco Corp.	5,286,120
85,100	ConocoPhillips	6,879,484
15,800	Devon Energy Corp.	1,178,838
14,500	EOG Resources, Inc.	1,016,450
100,000	Exxon Mobil Corp.	8,513,000
19,000	Hess Corp.	1,162,800
3,500	Marathon Oil Corp.	193,200
126,500	Occidental Petroleum Corp.	7,175,080
6,800	Pride International, Inc.*	238,340
18,700	Royal Dutch Shell PLC (Class B Stock), ADR(United Kingdom)	1,482,536
12,600	Sunoco, Inc.	840,672
53,600	Valero Energy Corp.	3,591,736
30,800	XTO Energy, Inc.	1,679,524

		42,936,130

	Paper & Forest Products —0.3%
100,400	Domtar Corp. (Canada)*	954,804
2,800	Weyerhauser Co.	199,472

		1,154,276

	Pharmaceuticals —4.6%
18,500	Abbott Laboratories	937,765
42,000	Eli Lilly & Co.	2,271,780
49,300	Johnson & Johnson	2,982,650
106,200	Merck & Co., Inc.	5,272,830
219,600	Pfizer, Inc.	5,162,796
56,900	Schering-Plough Corp.	1,623,926

		18,251,747

	Railroads & Equipment —0.6%
100	CSX Corp.	4,741
41,900	Norfolk Southern Corp.	2,253,382

		2,258,123

	Real Estate Investment Trusts —1.5%
2,700	Apartment Investment & Management Co. (Class A Stock)(a)	114,075
5,400	Boston Properties, Inc.(a)	510,246
11,200	Duke Realty Corp.(a)	366,128
18,100	Health Care Property Investors, Inc.(a)	493,044
20,900	Hospitality Properties Trust(a)	801,724
10,600	Host Hotels & Resorts, Inc.(a)	223,872
44,500	ProLogis(a)	2,532,050
1,200	Simon Property Group, Inc.	103,836
6,100	Vornado Realty Trust(a)	652,883

		5,797,858

	Retail & Merchandising —1.4%
37,900	AutoNation, Inc.*(a)	738,292
18,900	Colgate-Palmolive Co.	1,247,400

8,400	CVS Caremark Corp.	295,596
12,100	Family Dollar Stores, Inc.(a)	358,402
85,500	Gap, Inc. (The)	1,470,600
31,400	Macy’s, Inc.	1,132,598
4,700	Target Corp.	284,679

		5,527,567

	Road & Rail —0.4%
7,140	Avis Budget Group*(a)	183,284
17,400	Burlington Northern Santa Fe Corp.	1,429,236

		1,612,520

	Semiconductors & Semiconductor Equipment —0.3%
14,400	Altera Corp.(a)	334,080
5,700	Broadcom Corp. (Class A Stock)*	187,017
28,100	LSI Corp.*(a)	202,320
17,400	Xilinx, Inc.(a)	435,000

		1,158,417

	Software —2.4%
52,800	BMC Software, Inc.*	1,516,416
154,658	CA, Inc.(a)	3,878,823
138,000	Microsoft Corp.	4,000,620

		9,395,859

	Specialty Retail —1.3%
94,100	Home Depot, Inc. (The)	3,497,697
41,900	Limited Brands, Inc.(a)	1,011,885
20,500	Staples, Inc.(a)	471,910

		4,981,492

	Telecommunication Services —3.1%
289,700	AT&T, Inc.	11,344,652
30,800	Corning, Inc.	734,272

		12,078,924

	Telecommunications —0.4%
29,500	Cisco Systems, Inc.*	852,845
16,500	Crown Castle International Corp.*(a)	598,125

		1,450,970

	Thrifts & Mortgage Finance —3.2%
111,200	Countrywide Financial Corp.(a)	3,132,504
13,600	Fannie Mae	813,824
88,500	Freddie Mac	5,068,395

95,400	Washington Mutual, Inc.	3,580,362

		12,595,085

	Tobacco —1.5%
92,400	Altria Group, Inc.	6,141,828

	Transportation —0.1%
13,500	Royal Caribbean Cruises Ltd.(Liberia)	520,155

	TOTAL LONG-TERM INVESTMENTS (cost $326,591,959)	388,725,893

	SHORT-TERM INVESTMENT —10.9%

	Affiliated Money Market Mutual Fund
42,895,967	Dryden Core Investment Fund - Taxable Money Market Series (cost $42,895,967; includes $36,541,897 of cash collateral for securities on loan)(b)(w)	42,895,967

	TOTAL INVESTMENTS—109.4% (cost $369,487,926)(p)	431,621,860
	Liabilities in excess of other assets —(9.4)%	(37,033,708)

	NET ASSETS —100%	$394,588,152

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,570,496; cash collateral of $36,541,897 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $371,274,668; accordingly, net unrealized appreciation on investments for federal income tax purposes was $60,347,192 (gross unrealized appreciation - $70,874,759; gross unrealized depreciation - $10,527,567). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —97.1%

	Common Stocks —97.1%
	Advertising —0.5%
50,920	Marchex, Inc. (Class B Stock)	$686,402

	Aerospace —2.0%
65,909	AAR Corp.*(a)	1,966,065
21,910	BE Aerospace, Inc.*	888,670

		2,854,735

	Aerospace & Defense —1.6%
36,080	HEICO Corp.(a)	1,448,973
33,840	Orbital Sciences Corp.*	717,069

		2,166,042

	Automobile Manufacturers —0.4%
19,100	LKQ Corp.*	543,013

	Automotive Parts —0.4%
33,750	Amerigon, Inc.*	542,362

	Banks —0.9%
41,022	Signature Bank*(a)	1,267,170

	Biotechnology —1.4%
44,243	Illumina, Inc.*(a)	2,016,154

	Broadcasting —0.6%
47,520	DG FastChannel, Inc.*	843,955

	Business Services —0.3%
36,520	Dice Holdings, Inc.*	438,240

	Capital Markets —0.5%
54,940	Thomas Weisel Partners Group, Inc.*(a)	763,666

	Clothing & Apparel —1.1%
50,430	Iconix Brand Group, Inc.*(a)	997,505
15,410	Volcom, Inc.*(a)	546,747

		1,544,252

	Commercial Services —6.5%
45,960	Barrett Business Services, Inc.	1,160,030
58,729	CoStar Group, Inc.*(a)	2,995,179
34,135	CRA International, Inc.*	1,627,898
20,510	FirstService Corp. (Canada)*	671,087
43,080	Rollins, Inc.	1,025,304
20,420	Steiner Leisure Ltd.*	854,577
17,070	Team, Inc.*	802,461

		9,136,536

	Computer Hardware —0.3%
12,810	Synaptics, Inc.*	449,887

	Computer Networking —0.4%
22,220	Atheros Communications*	619,494

	Computer Services & Software —5.1%
34,530	Advent Software, Inc.*(a)	1,313,176
45,340	Concur Technologies, Inc.*(a)	1,081,812
116,071	Informatica Corp.*	1,618,030
15,255	Omniture, Inc.*(a)	348,577
30,340	Polypore International, Inc.*	558,256
27,240	PROS Holdings, Inc.*	340,500
22,490	The9 Ltd., ADR (Cayman Islands) *(a)	1,102,010

27,650	THQ, Inc.*(a)	795,214

		7,157,575

	Construction —0.5%
11,500	Granite Construction, Inc.	747,385

	Consumer Products & Services —0.4%
20,810	Bare Essentials, Inc.*	587,050

	Education —0.7%
31,660	DeVry, Inc.	1,025,784

	Electronic Components —3.1%
56,420	Coherent, Inc.*(a)	1,633,359
15,960	Digital River, Inc.*	718,360
27,930	Houston Wire & Cable Co.(a)	719,756
33,200	Rogers Corp.*	1,199,848

		4,271,323

	Energy Equipment & Services —0.6%
14,480	Lufkin Industries, Inc.	857,361

	Entertainment & Leisure —4.9%
37,460	Allegiant Travel Co.*	1,100,949
104,900	Century Casinos, Inc.*(a)	924,169
20,290	Life Time Fitness, Inc.*(a)	1,043,312
46,320	Scientific Games Corp. (Class A Stock)*(a)	1,589,239
154,733	Shuffle Master, Inc.*(a)	2,248,271

		6,905,940

	Financial Services —7.8%
49,069	Cohen & Steers, Inc.(a)	1,690,427
76,265	Euronet Worldwide, Inc.*(a)	1,937,894
22,920	GFI Group, Inc.*	1,707,999
19,815	Greenhill & Co., Inc.(a)	1,149,270
24,650	Investment Technology Group, Inc.*	985,014
30,520	KBW, Inc.*(a)	766,357
26,330	optionsXpress Holdings, Inc.	658,513
17,660	Portfolio Recovery Associates, Inc.(a)	922,735
51,783	Texas Capital Bancshares, Inc.*(a)	1,028,410

		10,846,619

	Food & Staples Retailing —0.6%
71,390	SunOpta, Inc.*(a)	804,565

	Healthcare Equipment & Supplies —1.5%
26,470	ArthroCare Corp.*(a)	1,339,911
10,990	Kyphon, Inc.*(a)	721,164

		2,061,075

	Healthcare Services —3.7%
20,510	Healthways, Inc.*(a)	896,287
25,600	HMS Holdings Corp.*	487,168
16,820	Pediatrix Medical Group, Inc.*	907,607
24,090	SXC Health Solutions Corp. (Canada)	678,615
139,650	TriZetto Group, Inc. (The)*(a)	2,238,590

		5,208,267

	Hotels & Motels —0.5%
22,720	Home Inns & Hotels Management, Inc. ADR (China)*(a)	690,234

	Industrial Products —0.5%
21,860	A.M. Castle & Co.	721,817

	Insurance —1.1%
33,860	Amtrust Financial Services, Inc.(a)	496,726
44,650	Security Capital Assurance Ltd. (Bermuda)(a)	1,034,987

		1,531,713

	Internet Services —10.2%
65,168	Avocent Corp.*(a)	1,782,345

112,900	Cybersource Corp.*(a)	1,299,479
19,810	DealerTrack Holdings, Inc.*	714,349
9,710	Equinix, Inc.*(a)	843,896
43,000	J2 Global Communications, Inc.*(a)	1,403,520
77,190	NaviSite, Inc.*	649,168
26,700	NutriSystem, Inc.*(a)	1,487,724
78,330	Online Resources Corp.*	856,147
83,950	Perficient, Inc.*	1,659,691
149,176	ValueClick, Inc.*(a)	3,189,383
53,525	Veraz Networks, Inc.*(a)	329,714

		14,215,416

	Machinery & Equipment —3.8%
78,060	Flow International Corp.*	720,494
42,257	Gardner Denver, Inc.*	1,757,469
19,110	IDEX Corp.	691,973
86,345	Intermec, Inc.*(a)	2,213,022

		5,382,958

	Manufacturing —0.4%
6,750	Ceradyne, Inc.*(a)	503,753

	Medical Supplies & Equipment —15.2%
185,988	American Medical Systems Holdings, Inc.*(a)	3,399,861
36,858	Integra LifeSciences Holdings Corp.*(a)	1,830,000
47,881	Inverness Medical Innovations, Inc.*(a)	2,317,919
47,440	K-V Pharmaceutical Co. (Class A Stock)*	1,297,009
128,590	LeMaitre Vascular, Inc.*	767,682
23,490	Medicis Pharmaceutical Corp. (Class A Stock)	670,170
58,819	Mentor Corp.(a)	2,314,528
34,112	Meridian Bioscience, Inc.	761,721
53,710	Micrus Endovascular Corp.*	1,263,259
135,190	NovaMed, Inc.*(a)	720,563
63,187	NuVasive, Inc.*(a)	1,812,203
30,790	Phase Forward, Inc.*	529,280
20,594	PolyMedica Corp.	831,792
17,790	ResMed, Inc.*(a)	764,614
104,440	Spectranetics Corp. (The)*(a)	1,358,764
32,970	Volcano Corp.*	569,062

		21,208,427

	Metals & Mining —2.2%
15,280	Dynamic Materials Corp.	642,830
50,745	Ladish Co., Inc.*(a)	2,460,625

		3,103,455

	Oil, Gas & Consumable Fuels —6.6%
60,255	Cal Dive International, Inc.*(a)	917,081
10,680	Core Laboratories NV*	1,149,488
85,710	Dril-Quip, Inc.*(a)	4,113,223
45,028	Oil States International, Inc.*(a)	1,969,525
26,760	Superior Energy Services, Inc.*	1,078,963

		9,228,280

	Pharmaceuticals —0.6%
29,718	HealthExtras, Inc.*	797,334

	Real Estate —1.2%
60,360	KKR Financial Holdings, LLC	1,251,866
19,060	LoopNet, Inc.*	394,161

		1,646,027

	Restaurants —0.3%
17,680	BJ’s Restaurants, Inc.*(a)	353,600

	Retail & Merchandising —2.7%
11,916	Jos. A. Bank Clothiers, Inc.*(a)	411,102
3,560	Lululemon Athletica, Inc. (Canada)*	114,418
54,001	Tractor Supply Co.*(a)	2,566,128

18,930	Tween Brands, Inc.*	724,262

		3,815,910

	Semiconductors —0.6%
20,850	FormFactor, Inc.*	800,431

	Telecommunications —3.9%
32,250	Cbeyond, Inc.*(a)	1,140,682
71,802	NeuStar, Inc. (Class A Stock)*(a)	2,070,770
45,750	Nuance Communications, Inc.*(a)	753,960
13,860	Tessera Technologies, Inc.*	570,062
32,805	ViaSat, Inc.*	939,207

		5,474,681

	Transportation —1.5%
40,951	Forward Air Corp.(a)	1,395,200
22,960	Old Dominion Freight Line, Inc.*	662,626

		2,057,826

	TOTAL COMMON STOCKS (cost $119,739,299)	135,876,714

	Preferred Stocks
	Commercial Services
2,902	FirstService Corp. 7.00% (Canada)* (cost $31,786)	66,021

	TOTAL LONG-TERM INVESTMENTS (cost $119,771,085)	135,942,735

	SHORT-TERM INVESTMENT —51.9%

	Affiliated Money Market Mutual Fund
72,583,112	Dryden Core Investment Fund - Taxable Money Market Series (cost $72,583,112; includes $67,480,710 of cash collateral for securities on loan)(b)(w)	72,583,112

	TOTAL INVESTMENTS—149.0% (cost $192,354,197)(p)	208,525,847
	Liabilities in excess of other assets —(49.0)%	(68,573,501)

	NET ASSETS —100%	$139,952,346

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $63,916,219; cash collateral of $67,480,710 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $192,906,706; accordingly, net unrealized appreciation on investments for federal income tax purposes was $15,619,141 (gross unrealized appreciation $22,690,170; gross unrealized depreciation - $7,071,029). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —97.7%

	Common Stocks
	Aerospace/Defense —2.9%
39,900	AAR Corp.*(a)	$1,190,217
10,050	Alliant Techsystems, Inc.*(a)	996,056
17,339	BE Aerospace, Inc.*	703,270
32,400	Curtiss-Wright Corp.(a)	1,411,668
37,125	DRS Technologies, Inc.	1,943,865
1,500	Esterline Technologies Corp.*	69,435
3,000	Kaman Corp. (Class A Stock)	100,470
67,825	Moog, Inc. (Class A Stock)*(a)	2,904,266
2,100	Orbital Sciences Corp.*	44,499
52,911	Teledyne Technologies, Inc.*(a)	2,347,661
800	Triumph Group, Inc.(a)	60,968

		11,772,375

	Airlines —0.7%
6,500	ExpressJet Holdings, Inc.*	33,995
7,800	Republic Airways Holdings, Inc.*(a)	150,462
125,100	SkyWest, Inc.	2,790,981

		2,975,438

	Auto Related —1.2%
28,851	Aftermarket Technology Corp.*	875,628
24,613	American Axle & Manufacturing Holdings, Inc.(a)	595,635
118,900	ArvinMeritor, Inc.(a)	2,357,787
31,093	Cooper Tire & Rubber Co.	714,828
700	Keystone Automotive Industries, Inc.*	32,732
2,200	Modine Manufacturing Co.(a)	56,320
3,900	Tenneco, Inc.*	137,670
3,500	Visteon Corp.*	22,470

		4,793,070

	Automobile Manufacturers —0.3%
30,000	Thor Industries, Inc.(a)	1,230,600

	Automotive Components
700	Lear Corp.*	23,506

	Automotive Parts
2,200	Standard Motor Products, Inc.	27,390

	Banks —5.1%
25,162	Amcore Financial, Inc.(a)	607,662
400	AmericanWest Bancorp	6,100
1,200	Ameris Bancorp	21,420
600	BancFirst Corp.	24,246
88,200	BancorpSouth, Inc.	2,059,470
90,289	Bank Mutual Corp.	948,034
57,532	BankAtlantic Bancorp, Inc. (Class A Stock)	504,556
1,700	BankUnited Financial Corp. (Class A Stock)(a)	28,628
400	Banner Corp.	12,248
600	Capital Corp. of The West	10,554
800	Capitol Bancorp Ltd.(a)	17,968
55,334	Cardinal Financial Corp.	517,926
900	Cathay General Bancorp(a)	27,549
3,100	Central Pacific Financial Corp.(a)	87,451
1,400	Chemical Financial Corp.(a)	30,492
2,700	City Holding Co.	88,695
3,400	Colonial BancGroup, Inc. (The)	74,154
1,100	Columbia Banking System, Inc.	27,940
2,300	Community Bank System, Inc.	41,377
2,600	Community Trust Bancorp, Inc.	74,568
7,300	Corus Bankshares, Inc.(a)	118,698

25,900	Cullen Frost Bankers, Inc.	1,286,453
2,700	Dime Community Bancshares	30,213
5,500	First Bancorp. (Puerto Rico)(a)	50,600
68,404	First Financial Bancorp(a)	836,581
1,100	First Financial Holdings, Inc.	29,766
8,200	First Niagara Financial Group, Inc.(a)	105,452
1,000	First Place Financial Corp. (OH)	15,780
2,400	First Republic Bank (CA)	131,400
900	FirstFed Financial Corp.*(a)	40,680
54,744	FirstMerit Corp.	1,003,458
2,700	Flagstar Bancorp, Inc.(a)	28,890
600	FNB Corp.	19,914
1,000	Great Southern Bancorp, Inc.	25,150
2,900	Greater Bay Bancorp Holding Co.	77,952
26,289	Hancock Holding Co.(a)	929,842
10,300	Hanmi Financial Corp.	149,350
2,850	IBERIABANK Corp.	120,099
3,100	Independent Bank Corp.	83,979
3,266	Independent Bank Corp. (MI)	39,584
3,500	Irwin Financial Corp.(a)	41,020
500	ITLA Capital Corp.	21,250
600	Lakeland Financial Corp.	13,614
1,800	MAF Bancorp, Inc.	94,536
1,880	MainSource Financial Group, Inc.	29,290
8,300	MB Financial, Inc.(a)	264,604
2,100	Nara Bancorp, Inc.	30,996
85,000	Old National Bancorp(a)	1,224,000
22,000	Oriental Financial Group, Inc. (Puerto Rico)	196,240
2,000	Partners Trust Financial Group, Inc.	23,920
1,000	Peoples Bancorp, Inc.	22,420
16,150	Prosperity Bancshares, Inc.(a)	457,368
36,700	Provident Bankshares Corp.(a)	1,053,290
2,500	R & G Financial Corp. (Class B Stock)*	6,250
13,760	Rainier Pacific Financial Group, Inc.	207,638
651	Republic Bancorp, Inc. (KY) (Class A Stock)	10,051
535	Royal Bancshares of Pennsylvania (Class A Stock)	9,914
300	Santander BanCorp (Puerto Rico)	3,555
315	SCBT Financial Corp.	9,179
900	Security Bank Corp.(a)	12,726
100	Sierra Bancorp	2,685
36,442	Signature Bank*(a)	1,125,693
700	Simmons First National Corp. (Class A Stock)	16,163
3,000	Southwest Bancorp, Inc.	59,250
5,650	Sterling Bancshares, Inc. (TX)(a)	58,817
1,700	Sterling Financial Corp. (PA)(a)	28,441
71,525	Sterling Financial Corp. (WA)(a)	1,624,333
50,000	Susquehanna Bancshares, Inc.	865,000
900	Taylor Capital Group, Inc.	24,426
52,200	TierOne Corp.	1,211,562
900	Trico Bancshares	18,198
33,026	UMB Financial Corp.(a)	1,233,191
3,483	Umpqua Holdings Corp.(a)	66,247
800	United Bankshares, Inc.	22,280
8,000	W Holding Co., Inc.(a)	17,680
4,200	West Coast Bancorp	109,956
800	WSFS Financial Corp.(a)	44,176

		20,594,838

	Beverages —0.6%
85,000	PepsiAmericas, Inc.	2,351,950

	Biotechnology
1,500	Applera Corp. - Celera Genomics Group*	18,030
1,100	Bio-Rad Laboratories, Inc. (Class A Stock)*(a)	81,576
800	LifeCell Corp.*(a)	24,552

600	Nektar Therapeutics*(a)	4,578

		128,736

	Broadcasting
4,500	Cox Radio, Inc. (Class A Stock)*(a)	58,275
3,000	Entercom Communications Corp. (Class A Stock)(a)	67,740
1,600	Lin TV Corp. (Class A Stock)*	24,224

		150,239

	Building Products —1.8%
2,000	Apogee Enterprises, Inc.	51,520
50,000	Crane Co.	2,293,000
500	Genlyte Group, Inc.*(a)	34,785
81,270	Lennox International, Inc.	3,112,641
1,400	NCI Buildings Systems, Inc.*(a)	67,704
45,000	Simpson Manufacturing Co., Inc.(a)	1,522,350
1,800	Universal Forest Products, Inc.(a)	71,208

		7,153,208

	Business Services —1.1%
19,200	Administaff, Inc.(a)	627,840
18,222	Clean Harbors, Inc.*	875,203
1,400	COMSYS IT Partners, Inc.*(a)	25,424
900	infoUSA, Inc.	9,225
55,300	URS Corp.*	2,724,078

		4,261,770

	Capital Markets —0.1%
14,350	Waddell & Reed Financial, Inc.	361,763

	Chemicals —4.1%
7,300	Airgas, Inc.	340,910
22,192	Arch Chemicals, Inc.(a)	785,153
4,100	CF Industries Holdings, Inc.(a)	235,668
5,225	Cytec Industries, Inc.	350,023
18,672	Ferro Corp.	417,319
16,591	FMC Corp.	1,478,756
4,400	H.B. Fuller Co.	121,572
7,200	Hercules, Inc.*(a)	149,472
1,800	Innospec, Inc. (United Kingdom)(a)	49,554
13,000	Lubrizol Corp. (The)	814,580
90,000	Methanex Corp. (Canada)	2,231,100
600	Minerals Technologies, Inc.	38,802
600	NewMarket Corp.	27,858
36,724	Olin Corp.	766,430
900	OM Group, Inc.*(a)	43,596
2,300	Rockwood Holdings, Inc.*	79,557
100,000	RPM International, Inc.	2,351,000
104,000	Sensient Technologies Corp.(a)	2,641,600
3,000	Spartech Corp.	66,150
4,300	Terra Industries, Inc.*(a)	105,479
2,300	UAP Holding Corp.	62,491
50,150	Valspar Corp. (The)	1,383,638
2,800	W.R. Grace & Co.*	57,820
75,000	Westlake Chemical Corp.(a)	1,873,500

		16,472,028

	Clothing & Apparel —0.2%
3,100	Maidenform Brands, Inc.*(a)	55,738
42,477	Stride Rite Corp.	865,256

		920,994

	Commercial Banks
4,900	Fulton Financial Corp.	64,778

	Commercial Services —1.5%
100,900	Advance America Cash Advance Centers, Inc.(a)	1,480,203
900	Consolidated Graphics, Inc.*	59,319

400	CRA International, Inc.*	19,076
600	Electro Rent Corp.	8,130
3,400	Gartner, Inc.*	71,162
6,500	Geo Group, Inc. (The)*	179,790
24,275	Healthspring, Inc.*	415,103
73,600	Pharmaceutical Product Development, Inc.	2,465,600
5,600	Spherion Corp.*	49,448
9,700	Stewart Enterprises, Inc.(a)	67,997
6,075	Team, Inc.*	285,586
2,800	TeleTech Holdings, Inc.*(a)	82,124
37,707	TNS, Inc.(a)	492,830
1,600	Vertrue, Inc.*	79,056
1,800	Viad Corp.	64,710
750	Volt Information Sciences, Inc.*	11,685
9,987	Waste Connections, Inc.*(a)	309,597

		6,141,416

	Commercial Services & Supplies —1.3%
25,965	Avis Budget Group, Inc.*(a)	666,521
9,350	Healthcare Services Group, Inc.	259,182
100,000	Schawk, Inc.	1,910,000
65,370	School Specialty, Inc.*(a)	2,251,343
1,000	Valassis Communications, Inc.*(a)	11,870
1,200	Watson Wyatt Worldwide, Inc.	53,460

		5,152,376

	Computer Hardware —0.9%
3,300	Agilysys, Inc.	63,393
3,600	Aspen Technology, Inc.*(a)	44,640
32,714	CACI International, Inc. (Class A Stock)*(a)	1,453,810
4,500	CIBER, Inc.*	34,155
3,300	Electronics For Imaging, Inc.*	86,658
4,900	Gateway, Inc.*	6,958
1,100	Hutchinson Technology, Inc.*(a)	22,066
1,800	Imation Corp.	56,304
1,000	Komag, Inc.*	32,010
2,300	Magma Design Automation, Inc.*	34,063
4,600	Palm, Inc.*(a)	68,632
1,600	PC Connection, Inc.*(a)	21,504
76,953	Perot Systems Corp. (Class A Stock)*(a)	1,171,225
4,300	Quantum Corp.*(a)	12,169
500	Radisys Corp.*	5,870
1,500	Silcon Storage Technology, Inc.*	5,430
1,700	SYKES Enterprises, Inc.*	28,458
19,875	Tyler Technologies, Inc.*	239,096
20,750	Western Digital Corp.*	443,013

		3,829,454

	Computer Services & Software —2.5%
34,151	Avocent Corp.*	934,030
7,075	Blackbaud, Inc.	148,150
2,000	Digi International, Inc.*	28,560
54,900	Global Payments, Inc.	2,053,260
2,500	Inter-Tel, Inc.	62,050
900	Mantech International Corp.*	29,394
5,650	MICROS Systems, Inc.*(a)	301,032
136,344	Parametric Technology Corp.*(a)	2,403,745
1,300	Progress Software Corp.*	39,325
800	QAD, Inc.	6,480
1,400	Quest Software, Inc.*	20,720
600	SI International, Inc.*	17,478
300	SPSS, Inc.*	12,312
80,822	Sybase, Inc.*(a)	1,917,098
200	SYNNEX Corp.*	4,064
45,293	Synopsys, Inc.*	1,107,867

46,226	Xyratex Ltd. (Bermuda)*	1,027,604

		10,113,169

	Computers
4,700	Mentor Graphics Corp.*(a)	56,447

	Construction —0.3%
1,600	EMCOR Group, Inc.*	57,440
1,200	Granite Construction, Inc.	77,988
74,900	Standard Pacific Corp.(a)	1,109,269

		1,244,697

	Consumer Finance —0.1%
13,057	McGrath Rentcorp	390,665

	Consumer Products & Services —1.9%
21,367	American Greetings Corp. (Class A Stock)(a)	528,406
30,438	Aptargroup, Inc.	1,107,943
95,485	Central Garden & Pet Co.*(a)	1,201,202
17,284	Central Garden & Pet Co. (Class A Stock)*(a)	211,556
8,813	Chattem, Inc.*(a)	494,938
2,000	Elizabeth Arden, Inc.*	43,080
900	Ennis, Inc.	18,162
51,925	Scotts Miracle-Gro Co., (The) (Class A Stock)(a)	2,128,406
38,746	Snap-on, Inc.	2,027,578

		7,761,271

	Consumer Services
4,800	Rent-A-Center, Inc.*(a)	93,168

	Containers & Packaging —0.6%
61,841	Bemis Co.	1,822,454
2,000	Greif, Inc. (Class A Stock)(a)	110,000
4,000	Rock-Tenn Co. (Class A Stock)	122,880
3,100	Silgan Holdings, Inc.	160,022

		2,215,356

	Distribution/Wholesale —0.4%
14,825	Brightpoint, Inc.*	194,652
1,000	United Stationers, Inc.*(a)	63,740
22,542	WESCO International, Inc.*(a)	1,207,124

		1,465,516

	Diversified Financial Services
3,500	Asta Funding, Inc.(a)	126,280

	Diversified Financials —0.1%
13,525	Financial Federal Corp.(a)	383,434

	Diversified Telecommunication Services —0.3%
67,300	Iowa Telecommunications Services, Inc.(a)	1,383,688

	Drugs & Healthcare —1.0%
16,238	Cooper Cos, Inc. (The)	814,011
44,300	Covance, Inc.*	3,126,251

		3,940,262

	Drugs & Medicine —0.3%
21,825	Barr Pharmaceuticals, Inc.*	1,117,876

	Electric Utilities —1.8%
7,600	Avista Corp.(a)	150,632
500	Black Hills Corp.	18,650
1,000	CH Energy Group, Inc.	44,350
45,500	Cleco Corp.	1,080,625
5,200	El Paso Electric Co.*	121,004
18,229	Idacorp, Inc.	564,370
54,650	PNM Resources, Inc.	1,411,610
1,600	UIL Holdings Corp.	47,328
5,800	Unisource Energy Corp.	176,494

144,001	Westar Energy, Inc.(a)	3,314,903
9,352	Wisconsin Energy Corp.	401,481

		7,331,447

	Electrical Equipment —0.8%
26,200	Acuity Brands, Inc.	1,548,420
34,400	Regal-Beloit Corp.(a)	1,744,768

		3,293,188

	Electronic Components —1.8%
21,752	Empire District Electric Co. (The)(a)	471,801
80,800	Park Electrochemical Corp.	2,395,720
700	Plexus Corp.*	16,975
94,909	Portland General Electric Co.(a)	2,554,001
76,000	Technitrol, Inc.	1,976,000

		7,414,497

	Electronic Equipment & Instruments —0.5%
55,000	Tektronix, Inc.(a)	1,806,750

	Electronics —2.9%
900	Bel Fuse, Inc. (Class B Stock)	27,216
14,409	Belden CDT, Inc.(a)	789,325
70,450	Benchmark Electronics, Inc.*(a)	1,563,990
48,300	Checkpoint Systems, Inc.*	1,114,281
41,519	Coherent, Inc.*	1,201,975
3,300	CTS Corp.	42,042
300	Electro Scientific Industries, Inc.*	6,585
82,000	FLIR Systems, Inc.*(a)	3,579,300
10,650	General Cable Corp.*	846,675
1,800	KEMET Corp.*	12,672
30,335	Littelfuse, Inc.*	988,618
290,000	Sanmina-SCI Corp.*	797,500
1,800	TTM Technologies, Inc.*	23,472
17,606	Watts Water Technologies, Inc. (Class A Stock)(a)	614,625

		11,608,276

	Energy Equipment
700	Universal Compression Holdings, Inc.*	51,128

	Energy Equipment & Services —1.4%
6,775	Atwood Oceanics, Inc.*	464,765
30,000	Frontier Oil Corp.	1,161,900
69,583	Headwaters, Inc.*(a)	1,122,374
25,000	Holly Corp.	1,684,750
20,000	Tidewater, Inc.(a)	1,368,400

		5,802,189

	Entertainment
900	Macrovision Corp.*	21,402

	Entertainment & Leisure —0.3%
41,162	Bally Technologies, Inc.*(a)	1,012,585
6,900	K2, Inc.*	100,809
1,400	RC2 Corp.*	49,574
1,000	Steinway Musical Instruments, Inc.	33,470

		1,196,438

	Environmental Services —0.6%
132,400	Allied Waste Industries, Inc.*	1,703,988
38,551	Tetra Tech, Inc.*(a)	810,728

		2,514,716

	Exchange Traded Funds —0.9%
31,300	iShares Russell 2000 Value Index Fund(a)	2,346,874
18,663	iShares S&P SmallCap 600 Value Index Fund(a)	1,393,006

		3,739,880

	Financial - Bank & Trust —1.2%
1,500	Banco Latinoamericano De Exportaciones SA (Panama)(a)	27,900

24,300	Bank of Hawaii Corp.	1,166,886
1,275	Citizens Republic Bankcorp, Inc.	20,526
1,500	City Bank/Lynnwood (WA)	36,570
700	Community Bancorp NV*	16,387
1,100	Downey Financial Corp.	58,509
1,100	First Merchants Corp.(a)	22,275
83,000	Franklin Bank Corp.*(a)	890,590
500	Heartland Financial USA, Inc.(a)	8,520
300	Heritage Commerce Corp.	5,955
925	Horizon Financial Corp.	18,084
69,496	NewAlliance Bancshares, Inc.(a)	938,891
47,400	PFF Bancorp, Inc.	792,528
51,485	Superior Bancorp*(a)	443,800
11,800	TCF Financial Corp.	290,162
600	Union Bankshares Corp.	11,646
1,000	Washington Trust Bancorp, Inc.(a)	23,710

		4,772,939

	Financial - Brokerage
2,400	Centerline Holding Co.(a)	29,952

	Financial Services —4.1%
3,450	Advanta Corp. (Class B Stock)	88,527
5,400	Affiliated Managers Group, Inc.*(a)	610,200
37,550	Asset Acceptance Capital Corp.	521,194
625	Bank of Granite Corp.	8,488
100	Berkshire Hills Bancorp, Inc.	2,624
39,744	Calamos Asset Management, Inc.(a)	981,677
300	Camden National Corp.	10,740
2,500	CompuCredit Corp.*(a)	65,625
9,800	Deluxe Corp.	370,048
4,571	Dollar Financial Corp.*	114,549
65,700	Eaton Vance Corp.	2,750,202
200	Farmers Capital Bank Corp.	6,034
400	Federal Agricultural Mortgage Corp. (Class C Stock)	11,192
18,300	First Cash Financial Services, Inc.*	398,757
7,600	First Charter Corp.	140,068
900	First Community Banshares, Inc.	24,210
600	First Regional Bancorp*	12,906
1,290	First Source Corp.	26,406
500	Greene County Bancshares, Inc.	16,530
1,300	Integra Bank Corp.	23,452
100	Intervest Bancshares Corp.	2,476
79,300	Jefferies Group, Inc.	2,083,211
6,600	Knight Trading Group, Inc. (Class A Stock)*(a)	93,324
59,400	MoneyGram International, Inc.	1,520,046
16,848	National Penn Bancshares, Inc.	249,014
2,300	NBT Bancorp, Inc.(a)	41,607
2,800	Ocwen Financial Corp.*(a)	30,352
57,200	Pacific Capital Bancorp	1,195,480
1,400	Patriot Capital Funding, Inc.(a)	17,948
500	Piper Jaffray Cos.*(a)	23,960
104,000	Raymond James Financial, Inc.	3,189,680
1,200	Renasant Corp.(a)	23,016
46,548	South Financial Group, Inc. (The)	1,003,575
5,300	Student Loan Corp. (The)	985,747
500	Suffolk Bancorp	14,090
1,800	SWS Group, Inc.	31,770
2,800	United Community Financial Corp.	19,964

3,700	World Acceptance Corp.*	119,103

		16,827,792

	Food & Drug Retailers
2,100	Perrigo Co.(a)	39,165

	Food & Staples Retailing —0.2%
30,631	Casey’s General Stores, Inc.	763,631

	Food Products —2.5%
62,854	Corn Products International, Inc.	2,804,546
38,463	J.M. Smucker Co. (The)	2,146,620
3,300	Nash Finch Co.(a)	132,891
50,000	Pilgrim’s Pride Corp.(a)	1,684,000
38,566	Ralcorp Holdings, Inc.*(a)	2,003,889
50,500	Ruddick Corp.	1,403,900

		10,175,846

	Foods —0.3%
34,328	Performance Food Group Co.*(a)	983,840
1,300	Reddy Ice Holdings, Inc.	38,675
4,500	Spartan Stores, Inc.	131,715

		1,154,230

	Furniture
2,300	Sealy Corp.(a)	34,868

	Gas & Pipeline Utilities —3.6%
31,453	AGL Resources, Inc.	1,185,778
21,804	Atlas America, Inc.	1,058,802
62,801	Atmos Energy Corp.	1,762,824
11,000	Energen Corp.	582,010
4,500	National Fuel Gas Co.	195,075
50,200	Southwest Gas Corp.	1,560,216
71,330	Swift Energy Co.*(a)	3,048,644
85,000	UGI Corp.	2,193,850
21,106	W-H Energy Services, Inc.*	1,352,473
50,486	WGL Holdings, Inc.(a)	1,511,551

		14,451,223

	Healthcare Equipment & Supplies —0.2%
4,500	Hillenbrand Industries, Inc.	283,680
23,300	Invacare Corp.	478,815

		762,495

	Healthcare Products & Services
300	ICU Medical, Inc.*(a)	9,972

	Healthcare Providers & Services —2.0%
5,800	Alliance Imaging, Inc.*	51,678
67,600	AMERIGROUP Corp.*	1,871,168
2,700	AMN Healthcare Services, Inc.*(a)	57,969
900	Apria Healthcare Group, Inc.*	23,598
6,900	Gentiva Health Services, Inc.*(a)	137,793
1,800	Kindred Healthcare, Inc.*(a)	48,204
1,500	Magellan Health Services, Inc.*	62,730
73,869	Owens & Minor, Inc.(a)	2,840,263
49,996	Res-Care, Inc.*	971,422
53,900	Sunrise Senior Living, Inc.*(a)	2,143,064

		8,207,889

	Healthcare Services —1.0%
1,300	American Dental Partners, Inc.*(a)	33,371
52,300	Centene Corp.*(a)	1,130,203
38,400	Healthways, Inc.*(a)	1,678,080
18,700	LHC Group, Inc.*(a)	452,914
600	Molina Healthcare, Inc.*	18,834
13,975	Pediatrix Medical Group, Inc.*	754,091
3,000	Psychiatric Solutions, Inc.*(a)	102,270

500	Regeneron Pharmaceuticals, Inc.*	7,445

		4,177,208

	Home Builders —0.4%
60,900	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	806,316
39,300	Meritage Homes Corp.*(a)	766,350
1,100	WCI Communities, Inc.*	9,713

		1,582,379

	Hotels, Restaurants & Leisure —1.0%
300	Ameristar Casinos, Inc.	9,504
18,866	Applebee’s International, Inc.	464,104
200	Bob Evans Farms, Inc.	6,490
71,990	Brinker International, Inc.	1,939,411
2,900	Jack in the Box, Inc.*(a)	185,571
800	Papa John’s International, Inc.*(a)	21,944
75,475	Sonic Corp.*(a)	1,559,313

		4,186,337

	Household Durables —0.6%
60,316	Ethan Allen Interiors, Inc.(a)	2,060,395
12,700	Lancaster Colony Corp.	491,744

		2,552,139

	Household Products —0.1%
11,000	Tupperware Corp.	286,110

	Industrial Conglomerates —0.8%
39,825	Teleflex, Inc.	3,043,825

	Industrial Products —1.5%
43,542	Brady Corp.(a)	1,523,535
26,201	CIRCOR International, Inc.(a)	1,044,896
1,400	Compass Minerals International, Inc.(a)	45,976
6,407	Flanders Corp.*(a)	37,096
38,496	Interface, Inc.	709,481
32,847	Kaydon Corp.	1,747,789
4,300	Myers Industries, Inc.	91,977
16,112	Unifirst Corp.	605,167
2,100	Valmont Industries, Inc.(a)	158,739

		5,964,656

	Insurance —5.8%
84,494	American Equity Investment Life Holding Co.(a)	959,007
6,000	American Financial Group, Inc.	168,540
900	American Physicians Capital, Inc.*	34,128
1,800	Amerisafe, Inc.*(a)	30,204
2,800	Argonaut Group, Inc.	77,084
5,200	Aspen Insurance Holdings Ltd.(Bermuda)	127,140
81,425	Delphi Financial Group, Inc. (Class A Stock)(a)	3,270,842
54,426	Employers Holdings, Inc.	1,000,350
900	FPIC Insurance Group, Inc.*(a)	31,302
1,000	Harleysville Group, Inc.	28,010
16,250	HCC Insurance Holdings, Inc.	475,800
39,225	Hilb, Rogal & Hobbs Co.(a)	1,698,443
42,472	Horace Mann Educators Corp.	757,276
41,039	Infinity Property & Casual Corp.	1,807,358
1,500	LandAmerica Financial Group, Inc.(a)	114,885
4,700	Max Capital Group Ltd.(Bermuda)(a)	122,717
1,400	Midland Co.	66,528
1,100	Navigators Group, Inc. (The)*	57,541
7,900	Odyssey Re Holdings Corp.	278,080
39,000	Ohio Casualty Corp.	1,692,990
48,301	Philadelphia Consolidated Holding Corp.*	1,745,598
1,100	Phoenix Cos., Inc. (The)(a)	15,169
48,700	Platinum Underwriters Holdings Ltd.(Bermuda)(a)	1,616,840
9,900	PMA Capital Corp. (Class A Stock)*	88,902
16,530	PMI Group, Inc. (The)	563,177

35,938	ProAssurance Corp.*(a)	1,774,618
33,500	Protective Life Corp.	1,441,170
3,900	RLI Corp.	226,200
2,600	Safety Insurance Group, Inc.	86,580
1,800	Seabright Insurance Holdings, Inc.*	32,634
3,400	Selective Insurance Group	69,768
45,600	State Auto Financial Corp.	1,179,216
1,500	Stewart Information Services Corp.(a)	54,720
50,650	United Fire & Casualty Co.(a)	1,743,373
4,800	Zenith National Insurance Corp.	193,728

		23,629,918

	Internet
1,900	Ariba, Inc.*	15,865
3,300	Interwoven, Inc.*	45,705

		61,570

	Internet Services —0.2%
12,891	CheckFree Corp.*(a)	474,904
1,800	Forrester Research, Inc.*	44,676
10,400	FTD Group, Inc.	171,704
400	Ipass, Inc.*	1,900
2,900	SonicWall, Inc.*	25,636
2,300	TIBCO Software, Inc.*	18,699
7,700	United Online, Inc.(a)	108,724

		846,243

	Internet Software & Services —0.1%
18,475	Vignette Corp.*	388,714

	Investment Company
3,400	MCG Capital Corp.(a)	49,198

	Leisure
6,500	Jakks Pacific, Inc.*	154,115

	Leisure Equipment & Products —0.1%
8,825	Brunswick Corp.	246,747

	Machinery —4.3%
9,200	Actuant Corp. (Class A Stock)(a)	561,016
36,000	Albany International Corp. (Class A Stock)(a)	1,349,280
9,550	Applied Industrial Technologies, Inc.	271,125
500	Astec Industries, Inc.*	26,085
84,900	Barnes Group, Inc.(a)	2,648,880
70,000	Briggs & Stratton Corp.(a)	1,985,200
46,350	Bucyrus International, Inc. (Class A Stock)(a)	2,946,006
900	Cascade Corp.	61,011
700	Gehl Co.*	17,906
12,950	IDEX Corp.	468,920
28,924	Kadant, Inc.*	779,502
25,725	Kennametal, Inc.	1,972,078
15,000	Lincoln Electric Holdings, Inc.	1,079,850
61,000	Mueller Industries, Inc.	2,249,680
400	NACCO Industries, Inc. (Class A Stock)	52,608
9,825	Nordson Corp.	449,592
5,875	Rofin-Sinar Technologies, Inc.*	382,286
1,100	Smith A.O. Corp.	53,405
1,000	Tennant Co.	38,550
4,100	Wabtec Corp.	167,444

		17,560,424

	Manufacturing —1.8%
600	Ameron International Corp.	58,698
2,500	Ceradyne, Inc.*(a)	186,575
4,400	EnPro Industries, Inc.*(a)	173,272
65,818	Federal Signal Corp.	885,252
52,200	Harsco Corp.	2,748,852
115,000	Hexel Corp.*(a)	2,500,100

24,300	Winnebago Industries, Inc.(a)	655,614

		7,208,363

	Marine —0.4%
9,725	Arlington Tankers Ltd.(a)	262,089
6,700	DryShips, Inc. (Greece)	384,044
10,400	Excel Maritime Carriers Ltd. (Greece)	403,520
4,000	Genco Shipping & Trading Ltd.(a)	225,320
17,000	Quintana Maritime Ltd. (Greece)	304,810

		1,579,783

	Media —0.4%
35,441	Belo Corp. (Class A Stock)(a)	634,394
12,385	Courier Corp.	466,419
7,200	Lee Enterprises, Inc.(a)	126,792
3,800	Lodgenet Entertainment Corp.*(a)	119,396
400	Media General, Inc. (Class A Stock)	11,280
11,500	Radio One, Inc. (Class D Stock)*	70,035
2,500	Scholastic Corp.*(a)	80,450
600	Sinclair Broadcast Group, Inc. (Class A Stock)	7,824
4,100	Westwood One, Inc.(a)	21,566

		1,538,156

	Medical Products
100	Martek Bioscience Corp.*	2,562
2,000	Savient Pharmaceuticals, Inc.*(a)	23,680

		26,242

	Medical Supplies & Equipment —0.8%
1,100	Acadia Pharmaceuticals, Inc.*(a)	15,444
700	Adams Respiratory Therapeutics, Inc.*(a)	25,907
1,300	Advanced Energy Industries, Inc.*(a)	23,023
600	Arena Pharmaceuticals, Inc.*	6,858
3,900	Conmed Corp.*(a)	108,810
3,793	DJO, Inc.*	180,092
1,900	Exelixis, Inc.*	18,411
500	Greatbatch, Inc.*	15,515
14,387	Medical Action Industries, Inc.*	279,971
400	Medivation, Inc.*(a)	6,564
25,590	Orthofix International NV*(a)	1,101,905
47,811	PSS World Medical, Inc.*	823,784
1,000	STERIS Corp.(a)	27,350
100	SurModics, Inc.*(a)	4,587
38,052	Symmetry Medical, Inc.*(a)	568,116

		3,206,337

	Metals & Mining —3.6%
50,000	Agnico-Eagle Mines Ltd.(Canada)	2,127,000
4,500	Century Aluminum Co.*(a)	231,930
26,000	Cleveland-Cliffs, Inc.(a)	1,801,020
70,000	Commercial Metals Co.	2,158,800
11,700	GrafTech International Ltd.*	181,233
350,000	IAMGOLD Corp.(a)	2,901,500
53,200	Quanex Corp.(a)	2,397,192
30,600	Royal Gold, Inc.(a)	755,208
700	Ryerson, Inc.	22,463
800	Schnitzer Steel Industries, Inc. (Class A Stock)(a)	43,352
63,800	Timken Co.	2,130,920

600	USEC, Inc.*(a)	10,074

		14,760,692

	Multi-Utilities —0.5%
88,025	Vectren Corp.(a)	2,197,984

	Office Equipment
6,700	IKON Office Solutions, Inc.(a)	92,862

	Oil & Gas —0.7%
88,100	St. Mary Land & Exploration Co.(a)	2,932,849

	Oil & Gas Exploration/Production —1.4%
162,700	Cabot Oil & Gas Corp.(a)	5,564,340

	Oil, Gas & Consumable Fuels —4.1%
4,000	Alon USA Energy, Inc.(a)	142,680
12,150	Arena Resources, Inc.*	659,866
33,367	Berry Petroleum Co. (Class A Stock)	1,241,586
1,600	Bois d’Arc Energy, Inc.*(a)	26,016
1,000	Callon Petroleum Co.*	14,010
60,000	Cimarex Energy Co.	2,271,000
1,500	Comstock Resources, Inc.*(a)	40,290
36,450	Continental Resources, Inc.*	573,359
1,377	Energy Partners Ltd.*	22,032
20,550	Gulfport Energy Corp.*	390,656
1,500	Hanover Compressor Co.*(a)	35,745
3,000	Harvest Natural Resources, Inc.*(a)	33,780
3,000	Laclede Group, Inc. (The)	88,650
50,000	Lufkin Industries, Inc.(a)	2,960,500
3,200	New Jersey Resources Corp.(a)	150,400
2,600	Nicor, Inc.(a)	102,466
18,625	Oil States International, Inc.*(a)	814,657
38,200	ONEOK, Inc.	1,938,650
14,400	Petrohawk Energy Corp.*	215,856
37,250	Petroquest Energy, Inc.*	465,998
900	Rosetta Resources, Inc.*(a)	16,209
1,500	RPC, Inc.	18,150
1,800	South Jersey Industries, Inc.	58,986
1,900	Stone Energy Corp.*(a)	61,750
4,300	Trico Marine Services, Inc.*	152,435
3,200	Tsakos Energy Navigation Ltd. (Greece)	232,608
2,100	Union Drilling, Inc.*	31,941
36,800	W&T Offshore, Inc.	861,856
30,000	Western Refining, Inc.(a)	1,665,000
35,000	World Fuel Services Corp.	1,431,150

		16,718,282

	Paper & Forest Products —0.2%
8,900	Buckeye Technologies, Inc.*	136,437
18,466	Neenah Paper, Inc.(a)	715,188
2,800	Schweitzer-Mauduit International, Inc.	63,924

		915,549

	Personnel Services
500	Goodman Global, Inc.*	12,060
2,400	Kforce, Inc.*	34,776

		46,836

	Pharmaceuticals —0.2%
900	Alpharma, Inc. (Class A Stock)*(a)	22,311
1,100	Auxilium Pharmaceuticals, Inc.*(a)	19,217
800	Bradley Pharmaceuticals, Inc.*	12,832
800	Cubist Pharmaceuticals, Inc.*(a)	18,448
2,400	Cypress Bioscience, Inc.*	27,672
14,396	Kendle International, Inc.*(a)	531,932
2,300	Onyx Pharmaceuticals, Inc.*	63,963
600	Par Pharmaceutical Cos., Inc.*	14,214
500	Prestige Brands Holdings, Inc.*	6,255
1,000	Progenics Pharmaceuticals, Inc.*	21,310

1,400	Uluru, Inc.*	6,370
400	United Therapeutics Corp.*(a)	27,744
1,200	Valeant Pharmaceuticals International	18,828
3,500	Viropharma, Inc.*(a)	44,975

		836,071

	Real Estate —0.8%
1,500	Equity Lifestyle Properties, Inc.(a)	68,040
15,900	First Industrial Realty Trust, Inc.	615,489
30,000	Healthcare Realty Trust, Inc.(a)	696,600
105,000	HRPT Properties Trust	981,750
300	James River Group, Inc.	9,918
22,213	Potlatch Corp.	970,486

		3,342,283

	Real Estate Investment Trust - Office Industrial
3,000	BioMed Realty Trust, Inc.	65,520

	Real Estate Investment Trust - Other REIT —0.1%
800	OMEGA Healthcare Investors, Inc.	10,344
12,300	Spirit Finance Corp.	178,719

		189,063

	Real Estate Investment Trusts —2.1%
2,000	American Home Mortgage Investment Corp.(a)	2,080
10,700	Anthracite Capital, Inc.(a)	100,580
22,770	Arbor Realty Trust, Inc.	449,708
5,100	Ashford Hospitality Trust, Inc.	52,122
800	Capital Trust, Inc. (Class A Stock)	24,744
53,107	Education Realty Trust, Inc.	698,357
8,700	Equity Inns, Inc.	194,532
73,452	Equity One, Inc.(a)	1,695,272
1,000	Extra Space Storage, Inc.	14,040
10,900	FelCor Lodging Trust, Inc.	239,364
3,100	First Potomac Realty Trust	60,729
1,100	Gramercy Capital Corp.(a)	26,609
600	Home Properties, Inc.(a)	27,780
4,400	IMPAC Mortgage Holdings, Inc.(a)	11,264
3,600	Inland Real Estate Corp.(a)	54,432
11,800	Lexington Corporate Properties Trust(a)	222,666
2,400	LTC Properties, Inc.	48,168
1,300	Maguire Properties, Inc.(a)	37,193
3,000	MFA Mortgage Investments, Inc.	21,060
21,426	Mid-America Apartment Communities, Inc.(a)	966,955
31,100	Nationwide Health Properties, Inc.(a)	741,113
2,900	Parkway Properties, Inc.	117,682
5,100	Pennsylvania Real Estate Investment Trust(a)	198,594
4,600	Post Properties, Inc.(a)	202,584
2,400	Saul Centers, Inc.(a)	104,088
5,600	Senior Housing Properties Trust(a)	96,768
14,800	SL Green Realty Corp.(a)	1,797,016
5,000	Sunstone Hotel Investors, Inc.(a)	124,100

		8,329,600

	Registered Investment Companies
6,189	Technology Investment Capital Corp.	84,851

	Restaurants —0.2%
18,475	AFC Enterprises, Inc.*	289,503
21,899	Triarc Cos., Inc. (Class B Stock)	313,375

		602,878

	Retail —2.0%
7,000	Asbury Automotive Group, Inc.	154,840
38,357	Cash America International, Inc.	1,404,633
6,900	Charming Shoppes, Inc.*(a)	68,172
40,457	CSK Auto Corp.*(a)	551,833
1,400	Group 1 Automotive, Inc.	52,528

1,200	Insight Enterprises, Inc.*	27,072
800	Lithia Motors, Inc. (Class A Stock)	16,472
20,087	Men’s Wearhouse, Inc. (The)	992,298
900	Movado Group, Inc.(a)	25,416
34,384	Pantry, Inc. (The)*(a)	1,197,939
37,023	Regis Corp.(a)	1,290,622
40,800	Sonic Automotive, Inc.(a)	1,117,920
17,975	Stage Stores, Inc.(a)	320,674
76,800	Stein Mart, Inc.(a)	826,368
2,500	Systemax, Inc.(a)	52,125

		8,098,912

	Retail & Merchandising —0.7%
42,867	Bebe Stores, Inc.(a)	594,565
1,100	Bon-Ton Stores, Inc. (The)	28,072
400	Deckers Outdoor Corp.*(a)	41,240
25,321	Dillard’s, Inc. (Class A Stock)(a)	756,845
51,588	Finish Line, Inc. (The)	348,735
53,564	Pacific Sunwear of California, Inc.*(a)	965,223
2,200	Retail Ventures, Inc.*	28,644
600	Shoe Carnival, Inc.*	13,146
300	Tween Brands, Inc.*	11,478

		2,787,948

	Retail - Restaurants
4,300	Domino’s Pizza, Inc.(a)	82,345

	Retail Apparel
1,300	Dress Barn, Inc.*(a)	23,647
3,300	Payless ShoeSource, Inc.*(a)	87,846
1,300	Warnaco Group, Inc. (The)*(a)	46,943

		158,436

	Road & Rail —0.8%
40,400	Arkansas Best Corp.	1,455,612
95,000	Werner Enterprises, Inc.(a)	1,846,800

		3,302,412

	Semiconductors —1.3%
1,100	Actel Corp.*	12,980
2,700	AMIS Holdings, Inc.*	27,837
4,600	Amkor Technology, Inc.*	56,856
4,200	Applied Micro Circuits, Corp.*	12,264
4,800	Asyst Technologies Corp.*	32,064
10,725	ATMI, Inc.*	310,811
4,300	Axcelis Technologies, Inc.*(a)	23,865
27,525	Brooks Automation, Inc.*(a)	483,614
3,400	Cirrus Logic, Inc.*	24,752
1,200	Cohu, Inc.	23,988
2,600	Credence System Corp.*	9,230
1,000	DSP Group, Inc.*	17,820
800	Eagle Test Systems, Inc.*	11,992
48,150	Emulex Corp.*(a)	953,370
5,158	Entegris, Inc.*(a)	55,603
900	Genesis Microchip, Inc.*	7,767
29,734	Itron, Inc.*(a)	2,361,772
2,300	Kulicke & Soffa Industries, Inc.*(a)	21,528
2,800	Lattice Semiconductor Corp.*	13,244
14,725	Microsemi Corp.*(a)	343,240
2,400	MKS Instruments, Inc.*(a)	54,480
4,000	ON Semiconductor Corp.*(a)	47,280
600	Pericom Semiconductor Corp.*	6,408
1,500	Photronics, Inc.*(a)	21,030
38,375	Richardson Electronics Ltd.	320,431
2,800	Skyworks Solutions, Inc.*	22,176
1,200	Standard Microsystems Corp.*(a)	40,068

6,800	Zoran Corp.*(a)	128,180

		5,444,650

	Software
1,600	CSG Systems International, Inc.*(a)	40,032
4,100	Lawson Software, Inc.*(a)	39,073

		79,105

	Specialty Retail —0.6%
69,600	Aaron Rents, Inc.	1,609,152
9,700	Monro Muffler Brake, Inc.	324,756
15,825	Penske Automotive Group, Inc.(a)	308,271

		2,242,179

	Telecommunications —1.2%
2,400	Adaptec, Inc.*	8,400
3,100	Aeroflex, Inc.*	43,493
1,400	Anixter International, Inc.*(a)	115,710
30,975	Arris Group, Inc.*	459,049
600	Atlantic Tele-Network, Inc.	17,508
1,300	Authorize.Net Holdings, Inc.*	22,529
27,839	Black Box Corp.(a)	1,120,520
700	C-COR, Inc.*	9,415
2,800	Centennial Communications Corp.*	28,644
41,600	Cincinnati Bell, Inc.*	214,656
11,925	CommScope, Inc.*	649,078
4,100	CT Communications, Inc.	125,665
1,200	Diteck Networks, Inc.*	8,952
5,100	Dobson Communications Corp. (Class A Stock)*	63,495
3,100	Finisar Corp.*(a)	11,253
2,100	Foundry Networks, Inc.*(a)	36,939
1,800	General Communication, Inc. (Class A Stock)*	20,718
2,400	MasTec, Inc.*	32,808
2,600	MRV Communications, Inc.*	6,890
2,800	Newport Corp.*(a)	36,596
900	North Pittsburgh Systems, Inc.	20,961
29,343	Plantronics, Inc.	822,191
1,100	Polycom, Inc.*	34,067
113,332	Powerwave Technologies, Inc.*(a)	741,191
14,000	Premiere Global Services, Inc.*	162,960
2,500	RF Micro Devices, Inc.*(a)	17,350
600	SureWest Communications	16,194
4,100	Sycamore Networks, Inc.*	17,056
1,600	Utstarcom, Inc.*(a)	5,152

		4,869,440

	Textiles & Apparel —1.0%
25,025	Brown Shoe Co., Inc.	524,023
6,572	Columbia Sportswear Co.(a)	412,064
26,600	Kellwood Co.(a)	682,024
200	Oxford Industries, Inc.	8,080
2,850	Perry Ellis International, Inc.*(a)	85,529
46,900	Phillips-Van Heusen Corp.	2,441,614
2,700	Skechers USA, Inc. (Class A Stock)*	56,133

		4,209,467

	Thrifts & Mortgage Finance —0.6%
80,600	Astoria Financial Corp.	1,898,130
29,540	Washington Federal, Inc.(a)	665,536

		2,563,666

	Tobacco —0.5%
25,000	Alliance One Intertnational, Inc.*(a)	216,250
1,000	Loews Corp. - Carolina Group	75,790

28,500	Universal Corp.(a)	1,573,485

		1,865,525

	Trading Companies & Distributors —0.4%
27,900	Watsco, Inc.(a)	1,392,489

	Transportation —1.0%
1,700	Atlas Air Worldwide Holdings, Inc.*	92,157
900	Bristow Group, Inc.*(a)	42,687
2,700	Eagle Bulk Shipping, Inc.	71,064
9,100	Forward Air Corp.(a)	310,037
5,000	Frontline Ltd. (Bermuda)(a)	230,200
75,000	General Maritime Corp. (Marshall Island)(a)	1,950,000
6,100	Gulfmark Offshore, Inc.*(a)	286,578
23,445	Kansas City Southern*(a)	809,087
1,600	Knightsbridge Tankers Ltd. (Bermuda)(a)	43,488
2,700	TBS International Ltd.(Bermuda)*(a)	103,599
4,000	Teekay Shipping Corp. (Marshall Island)	224,280

		4,163,177

	Water Utilities
600	American States Water Co.	22,134
1,400	SJW Corp.	40,306

		62,440

	TOTAL LONG-TERM INVESTMENTS (cost $346,835,173)	396,997,986

	SHORT-TERM INVESTMENTS —41.3%

PRINCIPAL AMOUNT (000)#
	U.S. Treasury Obligation
	U.S. Treasury Notes(k)
$100	4.25%, 11/30/07 (cost $99,814)	99,766

SHARES
	Affiliated Money Market Mutual Fund —41.3%
167,897,154	Dryden Core Investment Fund - Taxable Money Market Series (cost $167,897,154; includes $158,701,706 of cash collateral for securities on loan)(b)(w)	167,897,154

	TOTAL SHORT-TERM INVESTMENTS (cost $167,996,968)	167,996,920

	TOTAL INVESTMENTS—139.0% (cost $514,832,141)(p)	564,994,906
	Liabilities in excess of other assets (x)—(39.0)%	(158,457,279)

	NET ASSETS —100%	$406,537,627

The following abbreviation is used in the portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $151,071,308; cash collateral of $158,701,706 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the schedule of investments was $515,400,069; accordingly, net unrealized appreciation on investments for federal income tax purposes was $49,594,837 (gross unrealized appreciation - $72,607,430; gross unrealized depreciation - $23,012,593). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Open future contract outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Depreciation
	Long Positions:
3	Russell 2000	Sep 07	$1,288,600	$1,171,500	$(117,100)

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

SHARES	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS —98.1%

	Common Stocks
	Australia —2.5%
59,700	AWB Ltd.	$181,629
146,000	Bluescope Steel Ltd.	1,349,267
44,900	Commonwealth Bank of Australia	2,059,685
154,900	Pacific Brands Ltd.	471,251
278,900	Qantas Airways Ltd.	1,353,362
56,600	Santos Ltd.	634,698
238,000	Telestra Corp. Ltd.	928,790
30,500	Zinifex Ltd.	504,473

		7,483,155

	Belgium —0.6%
10,300	Dexia	294,501
37,500	Fortis	1,477,991

		1,772,492

	Brazil —0.7%
45,500	Empresa Brasileira de Aeronautica SA, ADR	1,966,965

	Canada —3.6%
52,200	Canadian Natural Resources Ltd.	3,582,266
38,900	Potash Corp. of Saskatchewan	3,140,786
84,900	Rogers Communications, Inc. (Class B Stock)	3,837,531

		10,560,583

	China —4.9%
1,017,400	China Coal Energy Co.*	1,883,391
1,054,102	China Merchants Bank Co. Ltd.	3,772,677
393,178	China Mobile Ltd.	4,517,721
2,128,043	China Petroleum & Chemical Corp.	2,258,070
1,738,900	Country Garden Holdings Co. Ltd.*	2,133,020

		14,564,879

	Denmark —2.0%
8,800	Carlsberg AS	1,128,940
21,000	Danske Bank SA	884,428
36,108	Novo Nordisk SA (Class B Stock)	3,788,454

		5,801,822

	Finland —3.2%
107,200	Fortum Oyj	3,458,294
111,300	Nokia Oyj	3,179,469
34,300	Rautaruukki Oyj	2,247,335
35,000	Stora Enso Oyj (Class R Stock)	601,635

		9,486,733

	France —9.3%
31,950	Air Liquide	4,132,399
320	Arkema*	20,708
35,600	Axa SA	1,389,286
23,900	BNP Paribas	2,627,218
2,100	Ciments Francais SA	477,311
6,100	CNP Assurances	799,679
16,000	Compagnie Generale des Establissements Michelin (Class B Stock)	2,112,476
32,000	Credit Agricole SA	1,222,706
100,400	France Telecom SA	2,699,176
45,400	JC Decaux SA	1,409,241
30,911	LVMH Moet Hennessy Louis Vuitton SA	3,454,554
23,000	Natixis	509,806
15,000	Peugeot SA	1,262,022
11,300	Rallye SA	742,435

8,200	Renault SA	1,185,074
5,900	Schneider Electric SA	787,251
4,700	Societe Generale	807,834
7,800	Thales SA	446,230
12,800	Total SA	1,008,024
7,200	Valeo SA	369,143

		27,462,573

	Germany —5.8%
49,100	BASF AG	6,350,444
5,600	DaimlerChrysler AG	507,209
17,900	Deutsche Bank AG	2,424,596
25,700	E.ON AG	4,044,090
45,400	ThyssenKrupp AG	2,512,180
26,000	TUI AG*	734,564
3,600	Volkswagen AG	649,060

		17,222,143

	Greece —0.8%
68,990	OPAP SA	2,365,227

	Hong Kong —1.8%
1,150,400	Chaoda Modern Agriculture Holdings Ltd.	856,134
200,000	Citic Pacific Ltd.	1,027,879
102,600	Hong Kong Exchanges and Clearing Ltd.	1,674,223
159,280	Orient Overseas International Ltd.	1,896,078

		5,454,314

	Ireland —1.4%
127,600	Allied Irish Banks PLC	3,323,050
31,300	Irish Life & Permanent PLC	751,781

		4,074,831

	Israel —2.3%
62,300	Amdocs Ltd.*	2,254,637
110,100	Teva Pharmaceutical Industries Ltd., ADR	4,626,402

		6,881,039

	Italy —2.4%
93,400	Eni SpA	3,268,690
18,400	Indesit Co. SpA	403,875
469,351	Intesa Sanpaolo SpA	3,550,537

		7,223,102

	Japan —14.2%
4,650	Aiful Corp.	116,652
30,300	Alpine Electronics, Inc.	472,956
37,000	Alps Electric Co. Ltd.	366,724
4,000	Asahi Breweries Ltd.	56,942
92,000	Asahi Kasei Corp.	657,267
178,000	Cosmo Oil Co. Ltd.	1,010,744
53,000	Daiwa Securities Group, Inc.	562,278
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	721,388
34,600	Fanuc Ltd.	3,745,203
137,000	Fuji Heavy Industries Ltd.	641,602
82,000	Hitachi Ltd.	589,739
30,100	Hokkaido Electric Power Co., Inc.	622,820
48,200	Honda Motor Co. Ltd.	1,750,117
14,300	Hosiden Corp.	222,847
35,000	Kansai Electric Power Co., Inc. (The)	776,661
190,800	Kurabo Industries Ltd.	518,080
23,600	Kyushu Electric Power Co., Inc.	560,560
187,000	Marubeni Corp.	1,793,092
135,500	Mitsubishi Chemical Holdings Corp.	1,231,667
18,900	Nifco, Inc.	444,199
10,089	Nintendo Co. Ltd.	4,864,201
130,000	Nippon Oil Corp.	1,157,427
200	Nippon Paper Group, Inc.	650,347
270	Nippon Telegraph & Telephone Corp.	1,174,274

25,400	Nipro Corp.	533,856
115,100	Nissan Motor Co. Ltd.	1,244,065
43,600	Nomura Holdings, Inc.	827,585
900	NTT DoCoMo, Inc.	1,249,675
103,000	Oji Paper Co. Ltd.	495,319
66,100	Rengo Co. Ltd.	366,631
35,300	Ricoh Co. Ltd.	765,181
18,000	Sanyo Electric Credit Co. Ltd.	490,025
101,100	Shiseido Co. Ltd.	2,156,000
12,100	Takefuji Corp.	376,698
82,000	Tanabe Seiyaku Co. Ltd.	960,446
45,000	Toppan Printing Co. Ltd.	487,508
92,000	Toyota Motor Corp.	5,592,924
18,756	Yamada Denki Co. Ltd.	1,863,671

		42,117,371

	Mexico —2.5%
50,500	America Movil SAB de CV, ADR, (Class L Stock)	3,023,940
297,800	Grupo Mexico SAB de CV	2,077,592
621,200	Wal-Mart de Mexico SA de CV	2,257,120

		7,358,652

	Netherlands —3.1%
29,569	ABN AMRO Holding NV	1,458,916
59,700	ING Groep NV, ADR	2,520,210
84,200	Koninklijke KPN NV	1,302,753
41,600	Royal Dutch Shell PLC (Class A Stock)	1,615,474
24,400	Schlumberger Ltd.	2,311,168

		9,208,521

	New Zealand —0.2%
302,900	Air New Zealand Ltd.	612,518

	Norway —0.7%
52,500	Norsk Hydro ASA	2,020,728

	Portugal —0.3%
151,000	Energias de Portugal SA	855,513

	Russia —1.4%
57,600	OAO Gazprom	2,505,600
435,000	Sberbank	1,805,250

		4,310,850

	Singapore —0.8%
389,160	MobileOne Ltd.	544,498
281,000	Neptune Orient Lines Ltd.	1,020,816
72,400	Singapore Airlines Ltd.	914,843

		2,480,157

	South Korea —1.2%
52,560	Shinhan Financial Group Co. Ltd.	3,556,942

	Spain —1.9%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,441,903
115,500	Banco Santander Central Hispano SA	2,199,669
33,600	Repsol YPF SA	1,266,664
27,000	Telefonica SA	631,893

		5,540,129

	Sweden —1.1%
34,200	Electrolux AB (Class B Stock)	855,230
9,990	Husqvarna AB	136,221
146,400	Nordea Bank AB	2,358,851

		3,350,302

	Switzerland —8.9%
6,600	Ciba Specialty Chemicals AG	401,201
24,300	Credit Suisse Group	1,585,136

2,000	Georg Fischer AG*	1,634,307
2,000	Givaudan SA	1,871,802
9,950	Nestle SA	3,822,568
53,150	Novartis AG	2,866,897
1,900	Rieter Holdings AG	1,001,746
21,900	Roche Holding AG	3,878,628
8,400	Swiss Reinsurance	720,741
3,400	Swisscom AG	1,157,174
3,800	Syngenta AG	716,949
73,600	UBS AG	4,074,591
3,300	Verwaltungs Und Privat Bank AG	880,055
5,900	Zurich Financial Services AG	1,719,213

		26,331,008

	United Kingdom —20.5%
30,000	Alliance & Leicester PLC	626,194
462,200	ARM Holdings PLC	1,376,288
44,800	AstraZeneca PLC	2,315,399
71,300	Aviva PLC	990,853
199,100	Barclays PLC	2,796,577
184,700	Beazley Group PLC	611,963
147,200	BP PLC	1,705,236
137,900	Bradford & Bingley PLC	1,162,220
453,600	BT Group PLC	2,874,815
63,200	Carnival PLC	2,756,909
48,200	Dairy Crest Group PLC	718,107
285,600	DSG International PLC	900,149
185,400	GKN PLC	1,439,776
30,700	GlaxoSmithKline PLC	776,964
128,000	HBOS PLC	2,492,524
11,400	Interserve PLC	103,617
499,396	Kingfisher PLC	2,142,301
286,800	Legal & General Group PLC	808,479
534,200	Lloyds TSB Group PLC	6,009,010
246,400	Marks & Spencer Group PLC	3,136,253
62,544	Next PLC	2,388,208
184,500	Northern Foods PLC	405,378
366,300	Old Mutual PLC	1,200,426
56,700	Reckitt Benckiser PLC	3,033,805
39,800	Rio Tinto PLC	2,871,432
264,600	Royal & Sun Alliance Insurance Group PLC	709,325
117,300	Royal Bank of Scotland Group PLC	1,396,558
73,212	Royal Dutch Shell PLC (Class B Stock)	2,895,021
123,828	SABMiller PLC	3,175,792
40,100	Tate & Lyle PLC	459,097
146,100	Taylor Wimpey PLC	962,487
54,900	TT Electronics PLC	199,712
851,700	Vodafone Group PLC	2,560,357
85,284	Vodafone Group PLC, ADR	2,588,369

		60,589,601

	TOTAL LONG-TERM INVESTMENTS (cost $218,395,552)	290,652,150

	SHORT-TERM INVESTMENT —0.3%

	Affiliated Money Market Mutual Fund
848,435	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $848,435)	848,435

	TOTAL INVESTMENTS(o)—98.4% (cost $219,243,987)(p)	291,500,585
	Other assets in excess of liabilities (x)—1.6%	4,621,601

	NET ASSETS —100%	$296,122,186

The following abbreviations are used in the portfolio descriptions:

ADR American Depositary Receipt

MXN	Mexican Peso
*	Non-income producing security.
(o)	As of July 31, 2007, 160 securities representing $249,517,205 and 84.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of investments was $219,244,831; accordingly, net unrealized appreciation on investments for federal income tax purposes was $72,255,754 (gross unrealized appreciation - $76,688,923; gross unrealized depreciation - $4,433,169). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contract outstanding at July 31, 2007:

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Mexican Peso
Expiring 12/06/07	MXN	69,000	$6,342,495	$6,231,823	$110,672

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2007 were as follows:

Oil & Gas	10.5%
Telecommunications	10.3
Financial - Bank & Trust	8.4
Commercial Banks	7.1
Pharmaceuticals	6.6
Chemicals	4.9
Automobile Manufacturers	4.3
Financial Services	3.8
Insurance	3.7
Entertainment & Leisure	3.3
Electronic Components	3.0
Retail	2.8
Metals & Mining	2.5
Electric	2.4
Auto Parts & Related	2.1
Consumer Products & Services	1.8
Foods	1.8
Beverages	1.5
Banks	1.4
Media	1.3
Diversified Operations	1.2
Retail & Merchandising	1.1
Household & Personal Products	1.0
Diversified Metals	1.0
Transportation	0.9
Airlines	0.9
Aerospace & Defense	0.8
Real Estate Management & Development	0.7
Paper & Forest Products	0.7
Energy	0.6
Distribution/Wholesale	0.6
Machinery & Equipment	0.5
Advertising	0.5
Semiconductors	0.5
Iron / Steel	0.4
Agriculture	0.4
Holding Companies - Diversified	0.3
Home Builders	0.3
Household Durables	0.3
Affiliated Money Market Mutual Fund	0.3
Multi-line Insurance	0.3
Office Equipment & Supplies	0.3
Hotels, Restaurants & Leisure	0.2
Commercial Services	0.2
Healthcare Equipment & Supplies	0.2
Textiles	0.2
Diversified Financial Services	0.2
Construction Materials	0.2
Electronics	0.1

98.4
Other assets in excess of liabilities	1.6

100.0%

INTERNATIONAL BOND PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —158.4%

		Foreign Bonds —85.8%
		Austria —1.9%
		Austrian Government International Bond
EUR	560	4.00%, 07/15/09	$761,012

		Belgium —3.7%
		Belgium Government Bond
EUR	1,100	4.25%, 09/28/14	1,487,666

		Canada —0.3%
		Province of Ontario, Debs.
CAD	100	6.20%, 06/02/31	109,174

		Denmark —1.4%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	214,823
		Realkredit Danmark A/S
DKK	1,990	5.00%, 10/01/38	346,753

			561,576

		Finland —12.0%
		Finnish Government Bond
EUR	2,010	4.25%, 07/04/15	2,720,297
EUR	1,450	5.375%, 07/04/13	2,082,821

			4,803,118

		France —5.4%
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	6.905%(c), 12/31/49	117,060
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,061,369

			2,178,429

		Germany —10.0%
		Deutsche Bundesrepublik
EUR	100	4.25%, 01/04/14	136,071
EUR	100	4.75%, 07/04/34	142,090
EUR	1,000	5.00%, 01/04/12	1,403,114
EUR	660	5.625%, 01/04/28	1,032,553
EUR	800	6.25%, 01/04/24	1,313,147

			4,026,975

		Ireland —0.9%
		Atlantes Mortgage PLC,
		Series 1, Class A
EUR	166	4.484%(c), 01/17/36	228,197
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	124,776

			352,973

		Italy —0.5%
		Argo Mortgages Series L,
		Series 1, Class A
EUR	152	4.505%(c), 10/28/36	207,949

		Japan —21.9%
		Development Bank of Japan
	500	4.25%, 06/09/15	467,637

		Japanese Government Bonds
JPY	199,900	1.10%, 12/10/16	1,662,613
JPY	40,000	1.20%, 03/20/12	336,091
JPY	130,000	1.50%, 03/20/11-03/20/15	1,100,777
JPY	1,000	1.55%, 02/21/12	8,543
JPY	110,000	1.60%, 06/20/14	931,412
JPY	110,000	1.70%, 09/20/16	925,846
JPY	50,000	2.30%, 06/20/35	412,191
JPY	50,000	2.40%, 03/20/34	422,857
JPY	210,000	2.50%, 09/20/35-06/20/36	1,801,964
		Japanese Government CPI Linked Bond,
JPY	20,080	0.80%, 12/10/15	163,789
		Series 11
JPY	39,840	1.20%, 03/10/17	333,712
		Series 12
JPY	20,000	1.20%, 06/10/17	166,900
		JLOC Ltd.
		Series 36A, Class A1, 144A
JPY	10,000	1.188%(c), 02/16/16	84,043

			8,818,375

		Korea —0.3%
		Korea Development Bank Notes
	100	4.25%, 11/13/07	99,603

		Netherlands —7.3%
		Arena BV,
		Series 2003-1, Class A2
EUR	500	4.30%(c), 05/19/55	673,555
		Deutsche Telekom International Finance BV
EUR	70	7.50%, 01/24/33	114,715
		Dutch MBS BV,
		Series X, Class A
EUR	454	4.452%(c), 10/02/49	623,394
		Netherlands Government Bond
EUR	600	3.75%, 07/15/09	811,092
EUR	400	7.50%, 01/15/23	724,877

			2,947,633

		Spain —5.4%
		Spanish Government Bond
EUR	1,600	4.40%, 01/31/15	2,184,433

		United Kingdom —14.8%
		Chester Asset Receivables Dealings No 11,
		Series A
EUR	500	6.125%, 10/15/10	712,640
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	83,789
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,265,846
		National Grid PLC (cost $89,551, purchased 09/13/07)(f)(g)
CAD	100	4.98%, 06/22/11	92,819
		Royal Bank of Scotland PLC, 144A (cost $300,000, purchased 07/14/05)(f)
	300	5.41%(c), 07/21/08	300,202
		United Kingdom Treasury Stock
GBP	425	4.75%, 06/07/10	845,127
GBP	100	5.00%, 09/07/14	199,059
GBP	1,200	5.75%, 12/07/09	2,447,577

			5,947,059

		TOTAL FOREIGN BONDS (cost $32,576,012)	34,485,975

		United States Bonds —72.6%
		Asset Backed Securities —5.1%
		CIT Group Home Equity Loan Trust,
		Series 2002-1, Class AV
	3	5.61%(c), 03/25/33	3,444

		Citibank Credit Card Issuance Trust,
		Series 2001-A4, Class A4
EUR	650	5.375%, 04/11/11	907,267
		Fremont Home Loan Trust,
		Series 2006-1, Class 2A2
	155	5.44%(c), 04/25/36	154,694
		Master Asset Backed Securities Trust,
		Series 2006-WMC1, Class A2
	200	5.43%(c), 02/25/36	199,533
		MBNA Credit Card Master Note Trust,
		Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	776,824

			2,041,762

		Bank Loan —0.2%
		OAO Rosneft Bridge
	100	6.00%, 09/16/07	100,282

		Collateralized Mortgage Obligations —2.4%
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2006-AR1, Class 1A1
	330	4.90%(c), 10/25/35	326,251
		Countrywide Alternative Loan Trust,
		Series 2005-76, Class 2A1
	114	6.022%(c), 02/25/36	113,816
		Credit Suisse Mortgage Capital Certificates,
		Series 2006-C5, Class A3
	100	5.311%, 12/15/39	95,486
		Fannie Mae Whole Loan,
		Series 2004-W12, Class 1A1
	50	6.00%, 07/25/44	49,766
		Federal Home Loan Mortgage Corp.,
		Series R006, Class ZA
	108	6.00%, 04/15/36	102,838
		Freddie Mac REMICS,
		Series 2682, Class JB
	227	4.50%, 09/15/19	222,513
		GMAC Mortgage Corp. Loan Trust,
		Series 2004-J4, Class A1
	55	5.50%, 09/25/34	54,045

			964,715

		Corporate Bonds —11.1%
		American International Group, Inc.,
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	126,961
		Avon Products, Inc.,
		Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	99,402
		Bank of America N.A.
JPY	10,000	0.80%, 07/07/08	84,370
		Chase Credit Card Master Trust
EUR	300	5.00%, 08/15/08	411,952
		COX Communications, Inc.,
		Notes
	100	6.75%, 03/15/11	103,077
		El Paso Performance-Linked Trust
		Notes, 144A (cost $105,901, purchased 03/15/07)(f)
	100	7.75%, 07/15/11	102,750
		Exelon Corp.,
		Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	92,265
		Federated Department Stores,
		Sr. Unsec’d. Notes
	100	6.30%, 04/01/09	100,778
		Ford Motor Credit Co. LLC,
		Notes
	50	7.80%, 06/01/12	47,605

		Sr. Unsec’d. Notes
	100	8.11%(c), 01/13/12	95,484
		Ford Motor Credit Co.,
		Sr. Notes
	50	7.25%, 10/25/11	45,700
		Glitnir Bank HF
		Sr. Unsub. Notes, 144A (cost $100,000, purchased 04/13/07)(f)
	100	5.62%, 04/20/10	99,855
		GMAC LLC,
		Sr. Unsec’d. Notes
	100	6.00%, 12/15/11	90,211
		Goldman Sachs Group, Inc.
		Sr. Unsec’d. Notes (cost $90,492, purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	89,370
		HBOS PLC,
		Sub. Notes, 144A
	100	5.92%(c), 09/29/49	89,517
		HSBC Holdings PLC,
		Sub. Notes
	200	6.50%, 05/02/36	199,457
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	95,492
		JPMorgan Chase Capital,
		Jr. Sub. Notes
	100	6.55%, 09/29/36	91,591
		Johnson Controls, Inc.,
		Sr. Notes
	100	5.25%, 01/15/11	99,450
		Metropolitan Life Global Funding,
		Notes, 144A
	100	5.43%(c), 10/05/07	100,017
		Mizuho Financial Group Cayman Ltd.,
		Gtd. Notes
EUR	100	4.75%(c), 04/15/14	136,810
		Mizuho Investment,
		Gtd. Notes, 144A
	200	9.87%(c), 12/29/49	207,508
		Mizuho Preferred Capital Co. LLC,
		Bonds, 144A
	100	8.79%(c), 12/31/49	102,811
		Newell Rubbermaid, Inc.,
		Notes
	100	4.00%, 05/01/10	96,899
		Rabobank Capital Fund Trust III,
		Gtd. Notes, 144A
	100	5.254%(c), 10/21/16	93,673
		RBS Capital Trust, Bank
		Gtd. Notes
EUR	50	6.467%(c), 12/31/49	71,794
		Roseton/Danskamme,
		Series A, Pass-Thru Certs.
	100	7.27%, 11/08/10	100,875
		Sabre Holdings Corp.,
		Unsub. Notes
	100	7.35%, 08/01/11	90,750
		SB Treasury Co. LLC,
		Jr. Sub. Bonds, 144A
	200	9.40%(c), 12/29/49	206,616
		SMFG Preferred Capital
		Sub. Notes, 144A (cost $100,000; purchased 12/13/2006)(f)
	100	6.078%(c), 01/25/17	95,753
		Sprint Capital Corp.,
		Gtd. Notes
	100	8.375%, 03/15/12	109,519

		State Street Capital Trust IV,
		Gtd. Notes
	100	6.355%(c), 06/15/47	99,625
		Student Loan Marketing Assoc.
EUR	250	3.80%, 06/17/10	333,648
		TXU Energy Co. LLC
		Sr. Unsec’d. Notes, 144A (cost $100,000, purchased 03/13/07)(f)
	100	5.86%(c), 09/16/08	100,051
		Viacom, Inc.,
		Sr. Notes
	100	5.75%, 04/30/11	99,651
		Wells Fargo (Old),
		Sr. Unsec’d. Notes
	100	5.37%(c), 03/10/08	100,062
		Zurich Finance USA, Inc.,
		Gtd. Notes
EUR	100	5.75%(c), 10/02/23	139,725

			4,451,074

		U.S. Government Agency Obligation —0.2%
		Small Business Administration Participation Certificates,
		Series 2005-20E, Class 1
	87	4.84%, 05/01/25	83,744

		U.S. Government Mortgage Backed Obligations —40.4%
		Federal National Mortgage Assoc.
	8,375	5.50%, 04/01/33-08/14/37	8,086,959
	2,000	5.50%, TBA	1,933,437
	5,000	6.00%, TBA	4,953,125
	1,000	6.50%, TBA	1,010,000
	200	8.95%, 02/12/18	257,665

			16,241,186

		U.S. Treasury Obligations —13.2%
		U.S. Treasury Bonds
	100	4.50%, 02/15/36	93,500
		U.S. Treasury Inflationary Bonds
	400	2.625%, 07/15/17	407,687
		U.S. Treasury Notes
	4,800	4.875%, 01/31/09	4,813,498

			5,314,685
		TOTAL UNITED STATES BONDS (cost $28,823,457)	29,197,448

		TOTAL LONG-TERM INVESTMENTS (cost $61,399,469)	63,683,423

		SHORT-TERM INVESTMENTS —12.7%

SHARES
		Affiliated Money Market Mutual Fund —2.2%
	889,842	Dryden Core Investment Fund - Taxable Money Market Series (cost $889,842)(w)	889,842

PRINCIPAL AMOUNT (000)#
		Commercial Paper —5.0%
		Societe Generale N.A.
	$1,300	5.21%, 11/13/07	1,299,686

		Total Finance
	700	5.35%, 08/01/07	700,000

		(cost $1,980,377)	1,999,686

		Foreign Treasury Obligation —4.2%
		France Treasury Bills(n)
EUR	700	3.90%, 08/23/07	955,402
EUR	525	3.96%, 09/13/07	714,900

		(cost $1,633,879)	1,670,302
		U.S. Treasury Obligation—0.5%
		U.S. Treasury Bills
	210	4.645%, 09/13/07(k)(n) (cost $208,835)	208,835

		Certificate of Deposit —0.5%
		Countrywide Bank NA
	200	5.35%(c), 08/16/07 (cost $199,999)	200,001

CONTRACTS/ NOTIONAL AMOUNTS (000)
		Outstanding Options Purchased —0.3%

		Call Options —0.3%
		Currency Option on USD vs. JPY
JPY	400	expiring 12/05/2007, @ FX Rate 116.00	8,916
		FNMA Option,
	300	expiring 08/07/2007, Strike Price $103.16	—
		Swap on 3 Month LIBOR,
	700	expiring 09/26/2008 @ 4.75%	3,023
	18,400	expiring 09/26/2008 @ 4.75%	79,473
	700	expiring 03/31/2008 @ 4.75%	2,254
		U.S. Treasury Notes Futures,
	8,800	expiring 08/24/2007, Strike Price $109.00	17,875
	800	expiring 08/24/2007, Strike Price $111.00	250
	2,300	expiring 08/24/2007, Strike Price $112.00	359

			112,150

		Put Options
		10 Year Euro-Bond Futures,
EUR	2,300	expiring 08/24/2007, Strike Price $104.00	315
EUR	2,400	expiring 08/24/2007, Strike Price $104.25	164
		Option on 3 Month LIBOR,
GBP	11,500	expiring 03/19/2008, Strike Price $93.00	292
		Eurodollar Futures,
	19,000	expiring 09/17/2007, Strike Price $90.75	119
	26,000	expiring 03/17/2008, Strike Price $93.00	162
	2,000	expiring 03/17/2008, Strike Price $93.25	13
		FNMA Option,
	200	expiring 08/07/2007, Strike Price $90.00	—
	14,800	expiring 09/06/2007, Strike Price $90.00	30
	7,000	expiring 09/06/2007, Strike Price $92.16	7
	1,800	expiring 10/04/2007, Strike Price $92.01	36
		Swap on 3 Month LIBOR,
JPY	140,000	expiring 08/13/2007 @ 2.12%	422
JPY	40,000	expiring 08/13/2007 @ 2.08%	326
		U.S. Treasury Notes Futures,
	600	expiring 08/24/2007, Strike Price $105.00	281

			2,167

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $139,887)	114,317

	TOTAL SHORT-TERM INVESTMENTS (cost $5,052,819)	5,082,983

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—171.1% (cost $66,452,288)(p)	68,766,406

PRINCIPAL AMOUNT (000)#
	Securities Sold Short —(10.0)%

	U.S. Treasury Obligations
	U.S. Treasury Notes
1,760	4.50%, 02/15/16	(1,726,312)
100	4.50%, 05/15/17	(97,867)
1,100	4.625%, 02/15/17	(1,085,820)
1,100	5.125%, 05/15/16	(1,126,125)

	TOTAL SECURITIES SOLD SHORT (proceeds $3,941,957)	(4,036,124)

CONTRACTS/ NOTIONAL AMOUNTS (000)
	Outstanding Options Written —(0.3)%

	Call Options
	Swap on 3 Month LIBOR,
2,400	expiring 11/19/07 @ 5.38%	(18,925)
500	expiring 11/21/07 @ 5.47%	(5,533)
300	expiring 09/26/08 @ 4.95%	(2,728)
8,000	expiring 09/26/08 @ 4.95%	(72,755)
300	expiring 03/31/08 @ 4.95%	(1,951)
2,000	expiring 02/01/08 @ 4.90%	(8,395)
	U.S. Treasury Notes Futures,
800	expiring 08/24/07 @ Strike Price $106.50	(9,375)
800	expiring 08/24/07 @ Strike Price $107.00	(6,750)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $141,619)	(126,412)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT AND SECURITIES SOLD SHORT—160.8% (cost $62,368,712)	64,603,870
	Liabilities in excess of other assets(x)—(60.8)%	(24,424,007)

	NET ASSETS —100%	$40,179,863

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
DKK	Danish Krone
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $885,944. The aggregate value of $880,800 is approximately 2.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the schedule of investments was $66,483,880; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,282,526 (gross unrealized appreciation - $2,809,021; gross unrealized depreciation - $526,495). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
6	10 Year Japanese Bond	Sept 07	$6,675,389	$6,743,764	$68,375
23	Euro-Bund	Sept 07	3,487,155	3,547,975	60,820
37	3 Month Euro Yen	Dec 07	7,738,858	7,735,207	(3,651)
19	3 Month Euro Yen	Mar 08	3,967,522	3,967,522	—
20	90 Day Euro	Sep 08	4,732,500	4,758,250	25,750
23	90 Day Sterling	Mar 08	5,519,750	5,478,290	(41,460)
40	90 Day Euro	Jun 08	9,526,188	9,514,500	(11,688)
52	90 Day Euro	Sep 07	12,318,675	12,314,250	(4,425)
24	90 Day Euro	Dec 07	5,680,112	5,694,300	14,188

					107,909

Short Positions:
9	10 Year Canadian Bond	Sept 07	928,009	937,036	(9,027)
47	10 Year Notes	Sept 07	4,933,344	5,048,828	(115,484)
11	5 Year Notes	Sept 08	1,156,547	1,160,156	(3,609)
8	Euro-Bobl	Sept 07	1,171,307	1,171,800	(493)
7	Long Gilt	Sept 07	1,474,946	1,500,406	(25,460)

					(154,073)

					$(46,164)

Forward foreign currency exchange contracts outstanding at July 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	1,112	$547,000	$584,944	$37,944
Expiring 03/04/08	BRL	693	347,849	357,133	9,284
Pound Sterling,
Expiring 08/09/07	GBP	90	184,387	182,801	(1,586)
South Korean Won,
Expiring 08/27/07	KRW	77,955	84,000	84,886	886
Expiring 01/30/08	KRW	235,799	259,105	257,984	(1,121)
Euro,
Expiring 08/27/07	EUR	361	496,016	494,403	(1,613)
Mexican Peso,
Expiring 03/13/08	MXN	3,323	295,298	297,988	2,690
Malaysian Ringgit,
Expiring 09/05/07	MYR	424	123,000	122,893	(107)
Expiring 05/12/08	MYR	1,762	532,500	516,847	(15,653)
Russian Ruble,
Expiring 12/10/07	RUB	24,360	948,000	956,191	8,191
Expiring 01/11/08	RUB	913	36,000	35,851	(149)

			$3,853,155	$3,891,921	$38,766

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	430	$224,000	$226,087	$(2,087)
Canadian Dollars,
Expiring 08/09/07	CAD	329	307,792	308,471	(679)
Danish Krones,
Expiring 09/06/07	DKK	3,106	564,143	571,771	(7,628)
Euro,
Expiring 08/27/07	EUR	240	328,792	328,358	434
Expiring 08/27/07	EUR	14,136	19,531,431	19,359,798	171,633
Pound Sterling,
Expiring 08/09/07	GBP	30	59,894	60,925	(1,031)
Japanese Yen,
Expiring 10/25/07	JPY	946,180	7,844,760	8,076,027	(231,267)
Mexican Peso,
Expiring 03/13/08	MXN	2,255	202,000	202,223	(223)

			$29,062,812	$29,133,660	$(70,848)

Interest rate swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	06/20/17		$1,300,000	5.00%	3 month LIBOR	$61,914
Barclays Capital(1)	06/18/09		2,500,000	5.00%	3 month LIBOR	(3,710)
Barclays Capital(2)	12/19/12		800,000	5.00%	3 month LIBOR	(10,064)
Duetsche Bank(1)	06/18/09		7,700,000	5.00%	3 month LIBOR	(11,625)
Duetsche Bank(1)	12/19/08		9,100,000	5.00%	3 month LIBOR	(9,301)
Duetsche Bank(2)	12/19/17		3,000,000	5.00%	3 month LIBOR	(52,581)
Duetsche Bank(2)	06/20/14		200,000	5.00%	3 month LIBOR	4,784
Duetsche Bank(2)	12/19/12		1,200,000	5.00%	3 month LIBOR	(12,944)
Goldman Sachs & Co.(2)	06/20/14		1,600,000	5.00%	3 month LIBOR	38,275
Lehman Brothers(2)	06/20/14		4,200,000	5.00%	3 month LIBOR	100,510
Lehman Brothers(2)	12/19/17		600,000	5.00%	3 month LIBOR	(11,353)
Morgan Stanley Capital Services, Inc.(1)	06/20/09		7,800,000	5.00%	3 month LIBOR	(20,173)
Morgan Stanley Capital Services, Inc.(2)	12/19/17		1,700,000	5.00%	3 month LIBOR	(29,897)
UBS AG(1)	12/19/08		100,000	5.00%	3 month LIBOR	(84)
Duetsche Bank(3)	12/07/07		300,000	0.288%	CMS 10y-2y	2,056
Citigroup(1)	01/15/09	AUD	1,000,000	6.50%	3 month Australian Bank Bill rate	(3,189)
Duetsche Bank(1)	01/15/09	AUD	1,380,000	6.50%	3 month Australian Bank Bill rate	(4,338)
Goldman Sachs & Co.(1)	01/02/12	BRL	2,000,000	10.15%	Brazilian interbank lending rate	(3,494)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	600,000	10.12%	Brazilian interbank lending rate	(2,855)
Barclays Capital(1)	09/19/12	EUR	2,200,000	5.00%	6 month Euribor	—
Credit Suisse International(2)	06/15/17	EUR	2,400,000	4.00%	6 month Euribor	186,541
Duetsche Bank(2)	03/19/38	EUR	600,000	5.00%	6 month Euribor	(35,017)
Goldman Sachs & Co.(1)	06/21/36	EUR	100,000	4.00%	6 month Euribor	(4,234)
Goldman Sachs & Co.(2)	12/15/14	EUR	1,000,000	4.00%	6 month Euribor	55,460
Goldman Sachs & Co.(2)	12/15/11	EUR	1,500,000	5.00%	6 month Euribor	17,193
Morgan Stanley Capital Services, Inc.(1)	06/18/34	EUR	500,000	4.50%	6 month Euribor	(1,412)
Barclays Capital(1)	04/30/12	EUR	500,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(6,320)
Goldman Sachs & Co.(1)	06/15/12	EUR	300,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(1,574)
Barclays Capital(1)	09/15/10	GBP	1,600,000	5.00%	6 month LIBOR	(103,863)
Barclays Capital(1)	06/12/36	GBP	100,000	4.25%	6 month LIBOR	(19,809)
Barclays Capital(2)	09/15/17	GBP	200,000	4.50%	6 month LIBOR	2,618
Barclays Capital(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	18,429
Barclays Capital(2)	12/15/35	GBP	700,000	4.00%	6 month LIBOR	40,033
Duetsche Bank(1)	09/15/10	GBP	200,000	5.00%	6 month LIBOR	(11,869)
Duetsche Bank(1)	09/15/15	GBP	100,000	5.00%	6 month LIBOR	(7,748)
Duetsche Bank(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(3,669)
Goldman Sachs & Co.(1)	09/15/10	GBP	600,000	5.00%	6 month LIBOR	(39,347)
Goldman Sachs & Co.(1)	09/20/12	GBP	1,100,000	6.00%	6 month LIBOR	7,549
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP	100,000	5.00%	6 month LIBOR	(3,569)
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP	100,000	5.00%	6 month LIBOR	10,814
Morgan Stanley Capital Services, Inc.(2)	12/15/35	GBP	100,000	4.00%	6 month LIBOR	9,896
Barclays Capital(1)	03/18/09	JPY	40,000,000	1.00%	6 month LIBOR	(519)
Barclays Capital(2)	12/20/16	JPY	240,000,000	2.00%	6 month LIBOR	(25,962)
Duetsche Bank(1)	09/18/08	JPY	40,000,000	1.00%	6 month LIBOR	237
Duetsche Bank(1)	03/18/09	JPY	820,000,000	1.00%	6 month LIBOR	(9,337)
Duetsche Bank(1)	06/20/27	JPY	10,000,000	3.00%	6 month LIBOR	(700)
Duetsche Bank(2)	03/20/11	JPY	200,000,000	1.50%	6 month LIBOR	5,597
Goldman Sachs & Co.(1)	06/20/12	JPY	40,000,000	1.50%	6 month LIBOR	(2,670)
Goldman Sachs & Co.(1)	03/18/09	JPY	300,000,000	1.00%	6 month LIBOR	(5,278)
Goldman Sachs & Co.(2)	12/20/13	JPY	200,000,000	2.00%	6 month LIBOR	(27,010)
Goldman Sachs & Co.(2)	06/20/10	JPY	150,000,000	2.00%	6 month LIBOR	(9,865)
Goldman Sachs & Co.(2)	03/20/11	JPY	150,000,000	1.50%	6 month LIBOR	5,921
Goldman Sachs & Co.(2)	12/20/16	JPY	440,000,000	2.00%	6 month LIBOR	(41,917)
Goldman Sachs & Co.(2)	06/20/36	JPY	40,000,000	3.00%	6 month LIBOR	(4,172)
Morgan Stanley Capital Services, Inc.(1)	09/18/08	JPY	200,000,000	1.00%	6 month LIBOR	329
Morgan Stanley Capital Services, Inc.(1)	03/18/09	JPY	430,000,000	1.00%	6 month LIBOR	(7,891)
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	10,000,000	3.00%	6 month LIBOR	(941)
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY	100,000,000	1.98%	6 month LIBOR	(225)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	JPY	200,000,000	1.50%	6 month LIBOR	8,351
Morgan Stanley Capital Services, Inc.(2)	12/20/16	JPY	100,000,000	2.00%	6 month LIBOR	(9,225)
UBS AG(1)	03/18/09	JPY	940,000,000	1.00%	6 month LIBOR	(16,249)
UBS AG(1)	09/18/08	JPY	690,000,000	1.00%	6 month LIBOR	(4,051)
UBS AG(1)	06/20/27	JPY	10,000,000	3.00%	6 month LIBOR	(679)
UBS AG(2)	12/20/13	JPY	150,000,000	2.00%	6 month LIBOR	3,759
UBS AG(2)	03/20/11	JPY	260,000,000	1.50%	6 month LIBOR	11,395
UBS AG(2)	12/20/16	JPY	120,000,000	2.00%	6 month LIBOR	(8,147)
JP Morgan(1)	09/23/16	MXN	1,000,000	8.84%	28 day Mexican interbank rate	3,760
Morgan Stanley Capital Services, Inc.(1)	09/05/16	MXN	2,000,000	8.72%	28 day Mexican interbank rate	1,784
Morgan Stanley Capital Services, Inc.(1)	11/04/16	MXN	1,500,000	8.17%	28 day Mexican interbank rate	(1,454)

						$6,874

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

Credit default swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11		$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$75
Duetsche Bank(1)	06/20/08		$200,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(380)
Duetsche Bank(1)	06/20/08		$100,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(190)
Morgan Stanley Capital Services, Inc.(2)	03/20/11		$100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	621
Bank of America Securities LLC(2)	06/20/17		$100,000	0.48%	Diamond Offshore Drilling, 4.875%, due 07/01/15	379
Citigroup(2)	06/20/12		$200,000	1.11%	Dow Jones CDX HY8 Index	—
Duetsche Bank(2)	06/20/12		$100,000	4.22%	Dow Jones CDX HY8 Index	2,321
Morgan Stanley Capital Services, Inc.(2)	06/20/12		$400,000	0.91%	Dow Jones CDX HY8 Index	(7,417)
Morgan Stanley Capital Services, Inc.(2)	06/20/12		$100,000	3.88%	Dow Jones CDX HY8 Index	—
Bank of America Securities LLC(2)	06/20/17		$3,500,000	0.60%	Dow Jones CDX IG8 Index	125,215
Barclays Capital(2)	06/20/17		$2,800,000	0.60%	Dow Jones CDX IG8 Index	69,218
Goldman Sachs & Co.(2)	06/20/17		$400,000	0.60%	Dow Jones CDX IG8 Index	9,387
Barclays Capital(2)	12/20/16	EUR	300,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	8,130
Duetsche Bank(2)	12/20/16	EUR	200,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	5,352
Goldman Sachs & Co.(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	2,775
JP Morgan(2)	12/20/16	EUR	100,000	0.85%	Dow Jones CDX iTraxx HiVol Series 6 Version 1 Index	6,276
Merrill Lynch & Co.(2)	06/20/15		$100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	1,259
Morgan Stanley Capital Services, Inc.(2)	06/20/09		$100,000	0.23%	Federated Department Stores, Inc., 5.00%, due 07/01/36	461
Merrill Lynch & Co.(2)	06/20/10		$100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	3,120
Morgan Stanley Capital Services, Inc.(2)	06/20/10		$100,000	0.17%	Glitnir Banki, 5.62%, due 04/20/10	960
Bank of America Securities LLC(2)	06/20/12		$100,000	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(896)
UBS AG(2)	06/20/16		$100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	3,388
Duetsche Bank(1)	06/20/08		$100,000	0.12%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(235)
Credit Suisse International(2)	03/20/12		$100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	3,425
JP Morgan(2)	03/20/11		$100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	(10)
Duetsche Bank(1)	06/20/08		$200,000	0.16%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(500)
Lehman Brothers(2)	06/20/17		$100,000	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	3,811
Bank of America Securities LLC(1)	06/20/08		$100,000	0.15%	Merrill Lynch & Co., 6.00%, due 02/17/09	(268)
Duetsche Bank(1)	06/20/08		$200,000	0.14%	Merrill Lynch & Co., 6.00%, due 02/17/09	(563)
Duetsche Bank(1)	06/20/08		$200,000	0.14%	Morgan Stanley, 6.60%, due 04/01/12	(742)
Barclays Capital(2)	06/20/11		$100,000	0.21%	National Grid PLC, 5.00%, due 07/02/18	244
Citigroup(2)	06/20/10		$100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	51
Goldman Sachs & Co.(2)	06/20/12		$100,000	0.53%	Noble Corp., 5.875%, due 06/01/13	(58)
Goldman Sachs & Co.(1)	05/20/12		$100,000	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	(1,100)
JP Morgan(2)	09/20/11		$100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	15,145
Duetsche Bank(2)	09/20/07	JPY	10,000,000	2.30%	Softbank Corp., 1.75%, due 01/31/14	204
Merrill Lynch & Co.(2)	03/20/12		$100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	1,195
UBS AG(2)	06/20/17		$100,000	1.30%	Toll Brothers Finance Corp., 6.875%, 11/15/12	8,689
Goldman Sachs & Co.(2)	06/20/17		$100,000	0.50%	Transocean, Inc., 7.375%, due 04/15/18	2,178
Bear Stearns International Ltd.(2)	06/20/11		$100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	117
Morgan Stanley Capital Services, Inc.(2)	06/20/17		$100,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	3,188

						$264,825

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2007 were as follows:

Foreign Government Bonds	85.8%
U.S. Government Mortgage-Backed Obligations	40.4
U.S. Treasury Obligations	13.7
Financials	7.5
Asset Backed Securities	5.1
Commercial Paper	5.0
Foreign Treasury Obligation	4.2
Collateralized Mortgage Obligations	2.4
Affiliated Money Market Mutual Fund	2.2
Consumer Cyclicals	1.2
Communications	0.8
Government	0.8
Certificate of Deposit	0.5
Utilities	0.5
Energy	0.3
Purchased Options	0.3
Bank Loan	0.2
U.S. Government Agency Obligation	0.2

171.1
Written Options and Securities Sold Short	(10.3)
Liabilities in excess of other assets	(60.8)

100.0%

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —105.4%

		Asset-Backed Securities —0.7%
		Honda Auto Receivables Owner Trust,
		Series 2006-1, Class A2
Aaa	$216	5.10%, 09/18/08	$216,316
		Nissan Auto Receivables Owner Trust,
		Series 2006-B, Class A2
Aaa	372	5.18%, 08/15/08	371,864
		Structured Asset Securities Corp.,
		Series 2005-7XS, Class 2A1A
Aaa	799	4.90%(c), 04/25/35	791,326

		TOTAL ASSET-BACKED SECURITIES (cost $1,380,088)	1,379,506

		Bank Notes —2.0%
		Ford Motor Co.,
		Term B Notes, 144A
B+(d)	597	8.36%(c), 11/29/13	562,383
		SLM Corp.,
		Bridge Loan (g)
Ba	3,300	6.00%, 06/30/08	3,285,042

		TOTAL BANK NOTES (cost $3,880,500)	3,847,425

		Collateralized Mortgage Obligations —1.3%
		American Housing Trust,
		Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	2,239
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	117	5.626%(c), 02/25/33	116,002
		Series 2005-4, Class 23A2
Aaa	473	5.376%(c), 05/25/35	469,180
		Indymac Adjustable Rate Mortgage Trust,
		Series 2001-H2, Class A1
Aaa	6	6.684%(c), 01/25/32	6,031
		Residential Funding Mortgage Securities,
		Series 2003-S9, Class A1
Aaa	74	6.50%, 03/25/32	73,765
		Washington Mutual, Inc.,
		Series 2003-R1, Class A1
Aaa	1,839	5.86%(c), 12/25/27	1,838,809

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,519,311)	2,506,026

		Corporate Bonds —13.4%
		Aerospace —0.1%
		Goodrich (BF) Corp.,
		Notes
Baa2	200	6.29%, 07/01/16	206,031

		Airlines —0.3%
		United Air Lines, Inc.,
		Equipment Trust(g)(i)
NR	1,000	10.85%, 02/19/15	520,000

		Automobile Manufacturers —0.2%
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
Baa1	400	5.75%(c), 09/08/11	399,542

		Financial - Bank & Trust —1.3%
		Bank of America Corp.,
		Sr. Notes
Aa1	1,200	5.616%(c), 10/14/16	1,188,522
		HSBC Bank USA NA,
		Sr. Notes
Aa2	800	5.43%(c), 09/21/07	800,108
		VTB Capital SA,
		Sr. Notes, 144A (cost $400,000, purchased 10/27/06)(f)
A2	400	5.955%(c), 08/01/08	398,520

			2,387,150

		Financial Services —4.2%
		CitiFinancial, Inc.,
		Notes
Aa1	400	6.625%, 06/01/15	418,082
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN
Aaa	3,300	5.36%(c), 10/24/08	3,301,492
		General Mills, Inc.,
		Unsub. Notes
Baa1	800	5.49%(c), 01/22/10	799,674
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN
Aa3	1,800	5.75%, 10/18/16	1,755,965
		Pemex Project Funding Master Trust,
		Gtd. Notes
Baa1	500	8.00%, 11/15/11	538,500
Baa1	250	9.125%, 10/13/10	273,750
		Unicredit Luxembourg Finance SA,
		Sr. Notes, 144A (Luxembourg) (cost $1,000,000, purchased 10/17/06)(f)
A1	1,000	5.41%(c), 10/24/08	1,000,334

			8,087,797

		Healthcare Services —1.9%
		Amgen, Inc.,
		Sr. Unsec’d. Notes, 144A (cost $3,600,000, purchased 05/24/07)(f)
A2	3,600	5.44%(c), 11/28/08	3,601,174

		Oil, Gas & Consumable Fuels —0.4%
		Transocean, Inc.,
		Unsec’d. Notes
Baa1	800	5.56%(c), 09/05/08	799,766

		Pipelines —0.2%
		El Paso Corp.,
		Sr. Unsec’d. Notes, MTN
Ba3	400	7.80%, 08/01/31	386,323

		Real Estate Investment Trusts —0.1%
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
Baa2	200	5.80%, 03/15/11	199,472

		Telecommunications —4.2%
		BellSouth Corp.,
		Notes, 144A (cost $1,681,844, purchased 04/18/07)(f)
A2	1,700	4.24%, 04/26/21	1,686,266
		Sr. Unsec’d. Notes
A2	800	5.46(c)%, 08/15/08	800,667
		Embarq Corp.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,627,326
Baa3	1,000	7.082%, 06/01/16	999,083
		Qwest Corp.,
		Debs.
Ba1	250	7.50%, 06/15/23	236,250

				Sr. Notes
Ba1		1,500		7.625%, 06/15/15	1,470,000
				Sprint Capital Corp.,
				Gtd. Notes
Baa3		1,000		8.375%, 03/15/12	1,095,190

					7,914,782

				Tobacco —0.4%
				Reynolds American, Inc.,
				Gtd. Notes
Ba1		750		7.625%, 06/01/16	774,199

				Utilities —0.1%
				Edison Mission Energy,
				Sr. Notes, 144A (cost $300,000, purchased 05/01/07)(f)
B1		300		7.00%, 05/15/17	270,750

				TOTAL CORPORATE BONDS (cost $26,064,370)	25,546,986

				Foreign Government Bonds —2.3%
				Republic of Brazil
Ba2	BRL	2,200		12.50%, 01/05/22	1,404,715
				Republic of Panama
Ba1		300		8.875%, 09/30/27	369,000
Ba1		450		9.375%, 07/23/12	513,000
				Republic of Peru
Ba2		400		9.125%, 01/15/08	405,600
				United Kingdom Treasury Gilt
Aaa	GBP	700		4.25%, 03/07/11	1,365,181
Aaa	GBP	200		5.75%, 12/07/09	407,929

				TOTAL FOREIGN GOVERNMENT BONDS (cost $4,079,223)	4,465,425

				Municipal Bonds —1.1%
				Georgia —0.3%
				Georgia State Road & Tollway Authority Revenue,
				Governors Transportation Choices
Aaa		500		5.00%, 03/01/21	517,135

				New York —0.8%
				New York City Trust For Cultural Resources,
				Museum of Modern Art
Aaa		1,500		5.125%, 07/01/31	1,556,955

				TOTAL MUNICIPAL BONDS (cost $1,938,987)	2,074,090

				U.S. Government Mortgage Backed Obligations —63.4%
				Federal Home Loan Mortgage Corp.
		64		4.365%(c), 09/01/35	63,482
		1,758		5.00%, 09/01/35	1,653,940
		42		5.50%, 06/01/29	40,513
		90		6.00%, 09/01/22	90,635
		53		7.267%(c), 01/01/24	53,187
		63		7.50%, 09/01/16-07/01/17	66,557
		—	(r)	9.25%, 01/01/10	380
				Federal National Mortgage Assoc.
		14,572		4.00%, 08/01/18-06/01/19	13,594,097
		8,613		4.50%, 06/01/34-09/01/35	7,850,673
		2,000		4.50%, TBA	1,905,000
		368		4.554%(c), 12/01/34	361,962
		9,423		5.00%, 01/01/19-02/01/36	8,866,815
		24,536		5.50%, 07/01/32-09/01/36	23,751,034
		28,200		5.50%, TBA	27,230,625
		18,000		5.50%, TBA	17,400,938
		109		5.508%(c), 05/01/36	110,010
		2,709		6.00%, 11/01/16-01/01/36	2,689,246

		255	6.50%, 04/01/21-12/01/36	259,100
		146	6.842%(c), 01/01/20	148,797
			Government National Mortgage Assoc.
		1,981	5.00%, 04/15/35-03/15/37	1,889,224
		10,000	5.50%, 08/01/33	9,740,620
		1,000	5.50%, TBA	973,750
		85	5.75%, 07/20/22-07/20/27	86,099
		909	6.00%, 06/15/36-07/15/36	907,515
		1,000	6.00%, TBA	998,438
		130	6.125%, 10/20/26-11/20/29	131,192
		134	6.375%, 02/20/17-02/20/26	135,773
		65	8.50%, 06/15/30-08/20/30	69,863

			TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $122,248,913)	121,069,465

			U.S. Treasury Obligations —21.2%
			U.S. Treasury Bonds
		400	8.125%, 08/15/19	515,312
			U.S. Treasury Inflationary Bonds, TIPS
		700	0.875%, 04/15/10, RRB	731,911
		2,300	2.00%, 04/15/12-01/15/26, RRB	2,335,585
		1,800	2.375%, 04/15/11-01/15/17, RRB	1,844,384
		600	2.50%, 07/15/16, RRB	620,306
			U.S. Treasury Notes
		450	3.375%, 02/15/08	446,239
		1,900	3.75%, 05/15/08	1,883,227
		8,800	4.125%, 05/15/15	8,441,127
		12,600	4.625%, 12/31/11-02/29/12	12,613,784
		5,200	4.75%, 12/31/08-01/31/12	5,205,217
		4,550	4.875%, 08/15/09-07/31/11	4,578,342
			U.S. Treasury Strip, PO
		2,500	7.25%, 02/15/22	1,193,650

			TOTAL U.S. TREASURY OBLIGATIONS (cost $39,897,783)	40,409,084

			TOTAL LONG-TERM INVESTMENTS (cost $202,009,175)	201,298,007

			SHORT-TERM INVESTMENTS —34.3%

			Commercial Paper —1.7%
			Bank of America Corp.
NR		3,300	5.23%, 11/16/07 (cost $3,248,702)	3,248,369

			Foreign Treasury Obligations (n)—24.9%
			Belgium Treasury Bill (Belgium)
	EUR	1,600	3.98%, 09/13/07	2,178,917
			Bundesobligation (Germany)
	EUR	25,700	4.50%, 08/17/07	35,163,757
			Dutch Treasury Certificate (Netherlands)
		7,500	3.96%, 08/31/07	10,228,243

			TOTAL FOREIGN TREASURY OBLIGATIONS (cost $46,993,782)	47,570,917

			U.S. Treasury Obligations (k)—0.4%
			U.S. Treasury Bills
		40	4.44%, 09/13/07	39,778
		160	4.45%, 09/13/07	159,113
		35	4.60%, 09/13/07	34,808
		515	4.645%, 09/13/07	512,144
		40	4.738%, 09/13/07	39,769
		20	4.74%, 09/13/07	19,887

			TOTAL U.S. TREASURY OBLIGATIONS (cost $805,543)	805,499

SHARES
	Affiliated Money Market Mutual Fund —6.3%
11,911,950	Dryden Core Investment Fund - Taxable Money Market Series(w) (cost $11,911,950)	11,911,950

NOTIONAL AMOUNTS (000)
	Outstanding Options Purchased * —1.0%
	Call Options —0.7%
	Currency Option EUR vs. JPY,
1,300	expiring 05/20/2010 @ FX Rate 148.30	92,039
	Currency Option EUR vs. USD,
1,400	expiring 05/21/2008 @ FX Rate 1.355	58,012
2,000	expiring 05/19/2008 @ FX Rate 1.362	74,926
1,100	expiring 05/21/2010 @ FX Rate 1.375	63,460
3,000	expiring 05/21/2010 @ FX Rate 1.375	173,073
	Currency Option USD vs. JPY,
3,500	expiring 03/17/2010 @ FX Rate 104.00	226,671
1,400	expiring 03/31/2010 @ FX Rate 104.65	84,624
	Eurodollar Futures,
15,000	expiring 09/17/2007, Strike Price $95.00	656
36,000	expiring 09/14/2007, Strike Price $95.00	22,725
62,000	expiring 12/17/2007, Strike Price $95.25	9,300
197,000	expiring 03/17/2008, Strike Price $95.00	125,588
92,000	expiring 06/16/2008, Strike Price $95.25	58,650
	Swap on 3 Month LIBOR,
9,100	expiring 12/20/2007 @ 5.00%	33,744
13,400	expiring 09/26/2008 @ 4.75%	57,877
12,200	expiring 09/26/2008 @ 4.75%	52,694
21,900	expiring 12/15/2008 @ 5.55%	250,750
	U.S. Treasury Note Future,
20,300	expiring 08/24/2007, Strike Price $111.00	6,344

		1,391,133

	Put Options —0.3%
	Currency Option EUR vs. JPY,
1,300	expiring 05/20/2010 @ FX Rate 148.30	89,894
	Currency Option EUR vs. USD,
1,400	expiring 05/21/2008 @ FX Rate 1.355	28,823
2,000	expiring 05/19/2008 @ FX Rate 1.362	46,558
1,100	expiring 05/21/2010 @ FX Rate 1.375	50,972
3,000	expiring 05/21/2010 @ FX Rate 1.375	139,014
	Currency Option USD vs. JPY,
3,500	expiring 03/17/2010 @ FX Rate 104.00	127,358
1,400	expiring 03/31/2010 @ FX Rate 104.65	53,952
	Eurodollar Futures,
275,000	expiring 03/17/2008, Strike Price $91.75	1,719
100,000	expiring 03/17/2008, Strike Price $92.25	625
183,000	expiring 03/17/2008, Strike Price $92.50	1,144
	FNMA Option,
46,200	expiring 10/04/2007, Strike Price $87.38	5,414
	Swap on 3 Month LIBOR,
108,500	expiring 06/18/2008, Strike Price $92.50	2,755
28,500	expiring 03/19/2008, Strike Price $93.00	724

		548,952

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,849,384)	1,940,085

	TOTAL SHORT-TERM INVESTMENTS (cost $64,809,361)	65,476,820

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—139.7% (cost $266,818,536)(p)	266,774,827

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(14.5)%

	U.S. Government Mortgage Backed Obligations —(1.0)%
	Federal National Mortgage Assoc.
1,000	6.50%, TBA	(1,010,000)
	Government National Mortgage Assoc.
1,000	5.00%, TBA	(952,188)

	U.S. Treasury Obligations —(13.5)%
	U.S. Treasury Notes
2,100	3.625%, 05/15/13	(1,993,851)
17,600	4.125%, 05/15/15	(16,882,255)
5,000	4.75%, 12/31/08	(5,003,905)
1,800	4.75%, 05/15/14	(1,805,344)

	TOTAL SECURITIES SOLD SHORT (proceeds received $27,202,301)	(27,647,543)

NOTIONAL AMOUNTS (000)
	OUTSTANDING OPTIONS WRITTEN * —(0.2)%

	Call Options —(0.2)%
	Swap on 3 Month LIBOR,
4,000	expiring 12/20/2007 @ 5.15%	(27,648)
5,800	expiring 09/26/2008 @ 4.95%	(52,747)
5,300	expiring 09/26/2008 @ 4.95%	(48,200)
7,300	expiring 12/15/2008 @ 5.75%	(214,327)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $300,433)	(342,922)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—125.0% (cost $239,315,802)	238,784,362
	Other Liabilities in excess of other assets(x)—(25.0)%	(47,801,397)

	NET ASSETS —100%	$190,982,965

The following abbreviations are used in portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.
BRL	Brazilian Real
CHF	Swiss Franc

BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IND	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MTN	Medium Term Note
RUB	Russian Ruble
NR	Not rated by Moody’s or Standard & Poor’s
PO	Principal Only
RRB	Real Return Bond
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private placement restricted as to resale and does not have a readily available market. The aggregated cost of such securities is $6,981,844. The aggregate value of $6,957,044 is approximately 3.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $267,215,031; accordingly, net unrealized depreciation on investments for federal income tax purposes was $440,204 (gross unrealized appreciation - $2,214,275; gross unrealized depreciation - $2,654,479). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
116	5 Year U.S. Treasury Notes	Sep 07	$12,223,500	$12,234,375	$10,875
151	90 Day Euro Dollar	Sep 07	35,758,775	35,758,688	(87)
102	90 Day Euro Dollar	Dec 07	24,153,625	24,200,775	47,150
579	90 Day Euro Dollar	Mar 08	137,116,087	137,599,350	483,263
420	90 Day Euro Dollar	Jun 08	99,957,237	99,902,250	(54,987)
95	90 Day Euro Dollar	Sep 08	22,498,138	22,601,688	103,550
21	90 Day Euro Dollar	Dec 08	4,998,526	4,995,113	(3,413)
113	90 Day EUROBOR	Sep 07	16,458,907	16,551,668	92,761
426	90 Day Sterling	Jun 08	101,949,666	101,472,864	(476,802)
41	90 Day Sterling	Dec 07	9,770,002	9,767,209	(2,793)
35	90 Day Sterling	Dec 08	8,391,935	8,339,638	(52,297)
35	90 Day Sterling	Mar 09	8,338,750	8,340,527	1,777
23	90 Day Sterling	Jun 09	5,482,670	5,481,502	(1,168)

					147,829

Short Positions:
194	10 Year U.S. Treasury Notes	Sep 07	20,534,047	20,839,844	(305,797)
412	20 Year U.S. Treasury Bonds	Sep 07	43,785,273	45,345,750	(1,560,477)

					(1,866,274)

					$(1,718,445)

Forward foreign currency exchange contracts outstanding at July 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 10/02/07	BRL	2,308	$1,108,000	$1,213,744	$105,744
Chinese Yuan,
Expiring 07/02/08	CNY	29,040	4,000,000	4,047,139	47,139
Euro,
Expiring 08/27/07	EUR	247	339,379	338,276	(1,103)
Indian Rupee,
Expiring 10/03/07	IND	102,192	2,484,689	2,524,508	39,819
Japanese Yen,
Expiring 10/25/07	JPY	619,785	5,138,625	5,290,114	151,489
Russian Ruble,
Expiring 09/19/07	RUB	29,050	1,109,000	1,138,584	29,584
Expiring 01/11/08	RUB	72,974	2,842,000	2,865,047	23,047
Expiring 07/10/08	RUB	29,050	1,147,324	1,140,260	(7,064)
South Korean Won,
Expiring 09/27/07	KRW	1,518,902	1,644,902	1,655,726	10,824
Swiss Franc,
Expiring 09/06/07	CHF	929	764,609	775,272	10,663

			$20,578,528	$20,988,670	$410,142

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 08/27/07	EUR	35,085	$48,476,248	$48,050,263	$425,985
British Pound,
Expiring 08/09/07	GBP	2,115	4,222,503	4,295,239	(72,736)
Russian Ruble,
Expiring 07/10/08	RUB	29,050	1,143,711	1,138,584	5,127

			$53,842,462	$53,484,086	$358,376

Interest rate swap agreements outstanding at July 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35		$900,000	6.00%	3 Month LIBOR	37,190
Bank of America, N.A.(1)	12/19/09		4,500,000	5.00%	3 Month LIBOR	30,120
Bank of America, N.A.(2)	06/20/22		100,000	5.00%	3 Month LIBOR	2,326
Barclays Capital(1)	12/19/12		16,300,000	5.00%	3 Month LIBOR	205,048
Citigroup(1)	12/19/37		2,500,000	5.00%	3 Month LIBOR	56,179
Citigroup(2)	06/20/17		2,500,000	5.00%	3 Month LIBOR	114,754
Deutsche Bank(1)	12/19/12		8,800,000	5.00%	3 Month LIBOR	94,925
Deutsche Bank(1)	12/19/37		5,200,000	5.00%	3 Month LIBOR	140,394
Deutsche Bank(1)	12/19/14		3,500,000	5.00%	3 Month LIBOR	32,056
Deutsche Bank(2)	12/19/17		2,300,000	5.00%	3 Month LIBOR	(42,985)
Goldman Sachs(1)	12/19/37		7,500,000	5.00%	3 Month LIBOR	281,607
Lehman Brothers(1)	12/19/12		22,900,000	5.00%	3 Month LIBOR	245,674
Morgan Stanley & Co.(1)	12/19/37		3,900,000	5.00%	3 Month LIBOR	120,834
UBS AG(1)	06/18/09		19,000,000	5.00%	3 Month LIBOR	39,005
Goldman Sachs(1)	01/02/12	BRL	7,500,000	10.15%	Brazilian interbank lending rate	(66,965)
Morgan Stanley & Co.(1)	01/02/12	BRL	12,400,000	10.12%	Brazilian interbank lending rate	(101,105)
UBS AG(1)	01/02/12	BRL	4,200,000	10.58%	Brazilian interbank lending rate	9,745
Deutsche Bank(2)	12/15/11	EUR	12,500,000	4.00%	6 Month LIBOR	194,021
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC -Excluding Tobacco -Non-Revised Consumer Price Index	3,325
Barclays Capital(1)	09/15/10	GBP	4,200,000	5.00%	6 Month LIBOR	(188,047)
Barclays Capital(2)	12/15/35	GBP	1,400,000	4.00%	6 Month LIBOR	14,782
Deutsche Bank(2)	12/15/35	GBP	700,000	4.00%	6 Month LIBOR	53,470
Goldman Sachs(1)	12/15/35	GBP	2,100,000	5.00%	6 Month LIBOR	(20,459)
UBS AG(2)	12/20/08	GBP	3,900,000	5.00%	6 Month LIBOR	(55,788)
Barclays Capital(2)	12/20/16	JPY	40,000,000	2.00%	6 Month LIBOR	(4,320)
UBS AG(2)	12/20/16	JPY	90,000,000	2.00%	6 Month LIBOR	(8,384)
Citigroup(1)	05/14/09	MXN	39,000,000	7.91%	28 day Mexican interbank rate	(5,871)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000,000	8.17%	28 day Mexican interbank rate	(805)

						$1,180,726

(1) Portfolio pays the floating rate and receives the fixed rate.
(2) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at July 31, 2007:

Counter Party	Termination Date	Notional Amount		Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/12		$200,000	0.17%	AIG Corp., 5.40%, due 02/15/12	$1,746
Lehman Brothers(2)	03/20/08		2,300,000	0.06%	AIG Corp., 5.60%, due 10/18/16	(3,479)
Morgan Stanley & Co.(1)	12/20/08		500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	(821)
Merrill Lynch & Co.(1)	12/20/08		200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(141)
UBS AG (1)	12/20/08		600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(1,374)
Citigroup(1)	12/20/16		1,200,000	0.17%	Bank of America Corp., 5.62%, due 10/14/16	22,566
Bear Stearns International Ltd.(1)	12/20/08		100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	(1,129)
UBS AG(1)	12/20/08		200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(861)
Bear Stearns International Ltd.(1)	12/20/08		200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(57)
Barclays Bank PLC(1)	06/20/15		400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	7,114
Lehman Brothers(1)	12/20/08		100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/17	(219)
Morgan Stanley & Co.(1)	12/20/08		200,000	0.42%	Countrywide Home Loans, Inc., 5.625%, due 17/15/09	1,924
Barclays Bank PLC(1)	09/20/11		400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(1,956)
Bear Stearns International Ltd.(1)	12/20/08		200,000	0.24%	Deere & Co., 7.85%, due 05/15/10	(485)
Merrill Lynch & Co.(1)	12/20/08		300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(667)
Goldman Sachs(1)	12/20/11		1,400,000	0.14%	Dow Jones CDX HVOL7 Index	172,631
Citigroup(1)	06/20/12		8,600,000	2.11%	Dow Jones CDX HY8 Index	(473,288)
Morgan Stanley & Co.(2)	12/20/15		670,000	0.46%	Dow Jones CDX IG5 10YR Index	(27,550)
Morgan Stanley & Co.(2)	12/20/15		2,300,000	0.45%	Dow Jones CDX IG5 10YR Index	(93,805)
Morgan Stanley & Co.(1)	12/20/12		900,000	0.14%	Dow Jones CDX IG5 7YR Index	20,120
Morgan Stanley & Co.(1)	12/20/12		3,200,000	0.14%	Dow Jones CDX IG5 7YR Index	71,536
Goldman Sachs(1)	12/20/16		1,700,000	0.65%	Dow Jones CDX IG7 Index	4,400
JP Morgan(1)	12/20/11		2,000,000	1.65%	Dow Jones CDX IG7 Index	127,630
Morgan Stanley & Co.(1)	12/20/16		1,500,000	0.65%	Dow Jones CDX IG7 Index	66,637
Morgan Stanley & Co.(1)	06/20/12		6,400,000	0.17%	Dow Jones CDX IG8 5YR Index	—
Bank of America Securities LLC(1)	12/20/08		300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	(173)
Citigroup(1)	12/20/08		400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(482)
Barclays Bank PLC(1)	12/20/08		500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(926)
Morgan Stanley & Co.(1)	12/20/08		200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(393)
Morgan Stanley & Co.(1)	12/20/08		300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(549)
Citigroup(1)	12/20/08		300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	(568)
Merrill Lynch & Co.(1)	12/20/08		100,000	0.22%	Gannett Co., Inc., 6.375%, due 08/10/09	(57)
Bear Stearns International Ltd.(1)	03/20/16		600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	18,915
Deutsche Bank(1)	09/20/16		200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(1,269)
Lehman Brothers(1)	12/20/08		200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(2,415)
Bear Stearns International Ltd.(1)	12/20/08		400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(1,146)
Lehman Brothers(1)	12/20/08		400,000	0.12%	Home Depot, Inc., 5.375%, due 09/15/09	1,057
Merrill Lynch & Co.(1)	12/20/08		300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(615)
Bear Stearns International Ltd.(1)	12/20/08		200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	(1,221)
Barclays Bank PLC(1)	03/20/11		200,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	5,312
Lehman Brothers(1)	12/20/08		400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(469)
Lehman Brothers(1)	12/20/08		200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,284)
Lehman Brothers(1)	12/20/08		300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	667
Merrill Lynch & Co.(1)	12/20/08		200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(1,743)
UBS AG(1)	06/20/17		200,000	0.48%	Newell Rubbermain, Inc., 6.75%, due 03/15/12	956
Lehman Brothers(1)	12/20/08		200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(995)
Merrill Lynch & Co.(1)	12/20/08		200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(299)
Lehman Brothers(1)	06/20/09		1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(5,583)
Lehman Brothers(1)	12/20/08		300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	2,485
UBS AG(1)	12/20/08		200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	1,603
Morgan Stanley & Co.(1)	05/20/16		1,800,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(11,224)
JP Morgan(1)	05/20/16		600,000	0.54%	Republic of Hungary, 4.75%, due 02/03/15	(3,948)
Morgan Stanley & Co.(1)	09/20/10		200,000	2.70%	Republic of Turkey, 11.875%, due 01/15/30	(7,643)
Lehman Brothers(1)	09/20/10		400,000	2.26%	Republic of Turkey, 11.875%, due 01/15/30	(10,268)
Morgan Stanley & Co.(2)	06/20/08		100,000	0.25%	Russian Federation, 7.50%, 03/31/30	(102)
Morgan Stanley & Co.(1)	09/20/13		200,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	(427)
UBS AG(1)	12/20/08		200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	78
Bear Stearns International Ltd.(1)	03/20/12		1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	8,258
Morgan Stanley & Co.(1)	06/20/12		500,000	0.11%	Target Corp., 5.875%, due 03/01/12	4,867
Morgan Stanley & Co.(1)	12/20/08		200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(970)
Citigroup(1)	12/20/08		800,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(829)
Bear Stearns International Ltd.(1)	12/20/08		200,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(234)
Barclays Bank PLC(1)	12/20/08		200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(1,617)
Bear Stearns International Ltd.(1)	06/20/16		300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	5,030
Lehman Brothers(1)	12/20/08		200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	(352)

						$(118,101)

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

MOODY’S RATINGS	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —84.8%

		Asset-Backed Securities —2.4%
		FSPC T-75 A-1
Aaa	$2,300	5.35%, 11/25/36	$2,301,080
		Securitized Asset Backed Receivables.
		Series 2007-BR5,Class A2A
Aaa	1,058	5.45%(c), 05/25/37	1,057,168
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	1,100	5.36%(c), 10/25/16	1,100,275
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2, 144A
Aaa	1,051	5.56%(c), 10/25/35	1,050,719

		TOTAL ASSET-BACKED SECURITIES (cost $5,510,200)	5,509,242

		Collateralized Mortgage Obligations —11.0%
		American Home Mortgage Investment Trust,
		Series 2004-4, Class 5A
Aaa	403	4.44%(c) 02/25/45	396,357
		Bank of America Funding Corp.,
		Series 2006-A, Class-1A1
Aaa	423	4.614%(c), 02/20/36	419,155
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	1,004	4.843%(c), 11/25/34	1,015,142
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
Aaa	998	5.84%, 11/25/36	1,005,118
		Series 2006-6, Class 32A1
Aaa	988	5.818%(c), 11/25/36	992,589
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class-A2A
Aaa	419	4.70%(c), 12/25/35	411,426
		Series 2006-AR1, Class 1A1
Aaa	2,148	4.90%, 10/25/35	2,120,632
		Countrywide Alternative Loan Trust,
		Series 2003-J3, Class 2A1,
AAA(d)	191	6.25%, 12/25/33	190,189
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2004-25, Class 1A1
Aaa	1,316	5.65%(c), 02/25/35	1,315,125
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A
Aaa	194	6.50%(c), 01/25/34	197,975
		CS First Boston Mortgage Securities Corp.,
		Series 2003-8, Class 5A1
Aaa	51	6.50%, 04/25/33	50,590
		Series 2005-C6, Class A1
Aaa	305	4.938%, 12/15/40	301,884
		Federal Home Loan Mortgage Corp.,
		Series 2692, Class YB
Aaa	504	3.50%, 05/15/16	497,669
		Series 2772, Class NQ
Aaa	653	4.50%, 12/15/13	646,128
		Series 2828, Class EN
Aaa	2,000	4.50%, 10/15/23	1,979,280
		Series 2844, Class PQ
Aaa	100	5.00%, 05/15/23	99,579
		Series 2892, Class BL
Aaa	678	5.00%, 01/15/18	671,783
		Series 2912, Class ML
Aaa	447	4.50%, 12/15/20	445,210

		Series 2931, Class JA
Aaa	848	5.00%, 07/15/25	843,071
		Federal National Mortgage Assoc.,
		Series 83, Class PB
Aaa	661	3.50%, 09/25/16	651,293
		Series 2003-83, Class A
Aaa	218	4.25%, 04/25/28	215,406
		Series 2006-67, Class PA
Aaa	967	5.50%, 03/25/28	967,387
		Series 3346, Class FA
Aaa	4,500	5.50%(c), 02/15/19	4,501,417
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	392	7.00%, 10/25/43	404,549
		GE Capital Commerical Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	346	4.229%, 12/10/37	338,294
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	98	8.50%, 03/20/25	104,004
		Series 2000-9, Class FG
Aaa	132	5.92%(c), 02/16/30	133,702
		Series 2000-9, Class FH
Aaa	201	5.82%(c), 02/16/30	203,224
		Series 2000-11, Class PH
Aaa	403	7.50%, 02/20/30	420,282
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Aaa	728	5.55%(c), 06/25/45	728,977
		GS Mortgage Securities Corp II,
		Series 2001-1285, Class A1, 144A
Aaa	502	6.044%, 08/15/18	507,901
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	607	4.539%(c), 09/25/35	600,321
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	775	5.70%(c), 10/20/27	776,243
		Structured Asset Mortgage Investments, Inc.,
		Series 2206 AR3, Class 12A1
Aaa	499	5.54%(c), 05/25/35	499,539
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
Aaa	54	7.19%(c), 01/25/32	54,192
		Washington Mutual, Inc., Mortgage. Pass-Thru. Cert.,
		Series 2002-AR6, Class A
Aaa	919	6.422%(c), 06/25/42	917,161
		Series 2002-AR9, Class 1A
Aaa	43	6.422%(c), 08/25/42	43,466

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $25,609,612)	25,666,260

		Corporate Bonds —22.7%
		Airlines —1.2%
		United Air Lines, Inc.,
		Pass-Thru Cert.(e)(g)(i)
B2	1,700	6.831%, 09/01/08	1,957,125

			United Air Lines, Inc., Equipment Trust,
			Sr. Notes(e)(g)(i)
NR		1,496	10.85%, 02/19/15	777,710

				2,734,835

			Automobile —0.6%
			DaimlerChrysler NA Holding Corp.,
			Gtd. Notes
A3		1,500	5.84%(c), 09/10/07	1,500,658

			Cable —0.5%
			CSC Holdings, Inc.,
			Sr. Unsec’d. Notes
B2		1,100	7.25%, 07/15/08	1,098,625

			Commercial Banks —0.9%
			National Australia Bank,
			Sr. Unsec’d. Notes, 144A
			5.40%(c), 09/11/09
Aa3		1,200	(cost $1,200,000, purchased 09/06/06)(f)	1,201,201

			Sumitomo Mitsui Banking,
			Sub. Notes (Japan)
NR	JPY	100,000	1.521%(c), 11/26/49	853,768

				2,054,969

			Diversified —0.5%
			Siemens Financieringsmaatschappij,
			Notes, 144A (Netherlands)
			5.55%(c), 08/14/09
Aa3		1,200	(cost $1,200,000, purchased 08/09/06)(f)	1,199,734

			Diversified Financial Services —8.6%
			Caterpillar Financial Service Corp.,
			Notes
A2		1,200	5.55%(c), 08/11/09	1,200,427
			CIT Group, Inc.,
			Sr. Unsec’d. Notes
A2		1,200	5.57%(c), 05/23/08	1,200,217
			Citigroup Global Markets Holdings, Inc.,
			Notes
Aa1		700	5.46%(c), 03/17/09	700,809
			Citigroup, Inc.,
			Notes
Aa1		500	5.40%(c), 12/26/08	500,270
Aa1		1,200	5.50%(c), 06/09/09	1,202,706
			Ford Motor Credit Co.,
			Notes
B1		600	5.625%, 10/01/08	586,828
			Sr. Notes
B1		1,200	4.95%, 01/15/08	1,185,158
			General Electric Capital Corp.,
			Notes
Aaa		1,300	5.40%, 03/16/09	1,300,300
			Sr. Unsec’d. Notes
Aaa		100	5.36%(c), 10/24/08	100,045
			Goldman Sachs Group LP,
			Notes
Aa3		1,750	5.66%(c), 06/28/10	1,747,469
			Goldman Sachs Group, Inc.,
			Sr. Notes
Aa3		1,800	5.45%(c), 06/23/09	1,799,978
			HSBC Finance Corp.,
			Sr. Notes
Aa3		400	5.42%(c), 10/21/09	400,096
			Sr. Unsec’d. Notes
Aa3		1,000	5.49%, 09/15/08	1,001,783
			Korea Development Bank,
			Notes
Aa3		2,670	4.75%, 07/20/09	2,640,304

		Lehman Brothers Holdings,
		Notes
A1	1,800	5.41%(c), 12/23/08	1,799,062
		MBNA Europe Funding PLC,
		Bank Gtd., 144A (United Kingdom)
		5.46%(c), 09/07/07
Aaa	1,400	(cost $1,399,972, purchased 10/12/05)(f)(i)	1,400,185
		SLM Corp.,
		Unsec’d. Notes
A2	1,200	5.50%(c), 07/27/09	1,161,328

			19,926,965

		Electric Utilities —1.8%
		Dayton Power & Light Co. (The),
		First Mortgage
A3	500	5.125%, 10/01/13	487,120
		Dominion Resources, Inc.,
		Sr. Notes
Baa2	1,050	5.66%(c), 09/28/07	1,050,139
		Florida Power Corp.
		Notes
A3	1,100	5.90%(c), 11/14/08	1,101,693
		Nisource Finance Corp.,
		Co. Gtd. Notes
Baa3	1,500	5.93%(c), 11/23/09	1,500,361

			4,139,313

		Electronic Components —0.3%
		IPALCO Enterprises, Inc.,
		Sec’d. Notes
Ba1	600	8.375%, 11/14/08	604,500
		TXU Electric Delivery Co., 144A
		5.735%(c), 09/16/08
Baa2	100	(cost $100,000, purchased 03/13/07)(f)	100,045
		Texas Competitive Electric Holdings Co. LLC,
		Sr. Unsec’d. Notes, 144A
		5.86%(c), 09/16/08
Baa2	100	(cost $100,000, purchased 03/13/07)(f)	100,051

			804,596

		Entertainment & Leisure —0.5%
		Walt Disney Co. (The),
		Sr. Notes
A2	1,200	5.46%(c), 09/10/09	1,201,843

		Financial - Bank & Trust —3.5%
		Bank of America Corp.,
		Sr. Notes
Aa1	600	5.51%(c), 02/17/09	601,356
		Bank of America NA,
		Sr. Notes
Aaa	1,200	5.36%(c), 07/25/08	1,200,467
		Charter One Bank NA,
		Sr. Notes
Aa2	1,200	5.41%(c), 04/24/09	1,201,255
		HSBC Bank USA,
		Notes
Aa2	300	5.49%(c), 12/14/09	300,773
		Merrill Lynch Co.,
		Sr. Unsec’d. Notes
Aa3	1,300	5.39%(c), 12/22/08	1,296,538
		Royal Bank of Scotland PLC,
		Notes, 144A (United Kingdom)
		5.37%(c), 04/11/08
Aaa	600	(cost $600,000, purchased 04/03/06)(f)	600,431
		Unicredito Luxem, 144A
		Sr. Notes (Luxembourg)
		5.41%(c), 10/24/08
A1	1,800	(cost $1,800,000, purchased 10/17/06)(f)	1,800,601

		VTB Capital SA,
		Sr. Notes, 144A
		5.956%(c), 08/01/08
A2	1,200	(cost $1,200,000, purchased 10/27/06)(f)	1,195,560

			8,196,981

		Hotels, Restaurants & Leisure —0.3%
		Mandalay Resort Group,
		Sr. Unsec’d. Notes
Ba2	500	6.50%, 07/31/09	492,500
		Mirage Resorts, Inc.,
		Notes
Ba2	100	6.75%, 08/01/07	100,000

			592,500

		Office Equipment —0.3%
		Xerox Corp.,
		Co. Gtd. Notes
Baa3	600	9.75%, 01/15/09	632,105

		Oil, Gas & Consumable Fuels —0.8%
		Transcontinental Gas Pipe Line Corp., 144A
		Notes
		6.64%(c), 04/15/08
Ba1	700	(cost $707,000; purchased 09/27/05)(f)	690,375
		Transocean, Inc.,
		Unsec’d. Notes
Baa1	1,200	5.56%(c), 09/05/08	1,199,650

			1,890,025

		Packaging —0.2%
		Owen Brockway Glass Container, Inc.
		Co. Gtd. Notes
Ba2	500	8.75%, 11/15/12	520,000

		Pipelines —0.3%
		El Paso Corp.,
		Sr. Unsec’d. Notes
Ba3	600	7.625%, 08/16/07	599,972

		Retail —0.3%
		J.C. Penney Corp., Inc.,
		Notes
Baa3	500	6.50%, 12/15/07	501,058
Baa3	100	7.375%, 08/15/08	101,273

			602,331

		Retail & Merchandising —0.7%
		Kimberly-Clark Corp.
		Notes
A2	1,700	5.46%(c), 07/30/10	1,699,541

		Telecommunications —1.4%
		BellSouth Corp.,
		Notes, 144A
		4.24%, 04/26/08
A2	600	(cost $593,592; purchased 04/18/07)(f)	595,153
		Sr. Unsec’d. Notes
A2	600	5.46%(c), 08/15/08	600,500
		France Telecom SA,
		Notes (France)(i)
A3	1,000	8.50%, 03/01/31	1,252,880
		Qwest Communications International, Inc.,
		Co. Gtd. Notes
Ba3	400	8.86%(c), 02/15/09	401,000

			Sprint Nextel,
			Notes
Baa3		500	5.76%(c), 06/28/10	499,470

				3,349,003

			TOTAL CORPORATE BONDS (cost $53,472,955)	52,743,996

			Foreign Government Bonds —2.3%
			Republic of Brazil
Ba2	BRL	1,200	10.25%, 01/10/28	657,888
			Republic of Italy
Aa2	JPY	218,000	3.80%, 03/27/08	1,874,978
			Republic of Panama
Ba1		1,500	9.375%, 04/01/29	1,942,500
			Republic of South Africa
Baa1		750	9.125%, 05/19/09	794,250

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,896,884)	5,269,616

			Municipal Bond —0.4%
			Honolulu City & County
			4.75%, 07/01/28
Aaa		1,000	(cost $848,736)	1,004,280

			U.S. Government Agency Obligations —5.4%
			Federal Farm Credit Bank
		1,300	3.65%, 03/16/09	1,274,013
			Federal Home Loan Bank
		1,000	3.00%, 12/28/07	990,823
		100	4.09%, 02/20/09	98,722
		2,200	4.24%, 05/19/10	2,154,388
		786	4.25%, 07/30/09	774,608
		900	4.50%, 06/12/13	864,215
			Federal Home Loan Mortgage Corp.
		2,800	4.24%, 07/30/09	2,759,215
			Federal National Mortgage Assoc.
		3,800	4.25%, 07/30/09	3,745,489

			TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,626,122)	12,661,473

			U.S. Government Mortgage Backed Obligations —29.9%
			Federal National Mortgage Assoc.
		19,476	5.00%, 10/01/17-08/01/20	18,944,762
		7,500	5.50%, TBA	7,250,391
		30,545	5.50%, 06/01/33-08/14/37	29,506,830
		10	5.999%(c), 12/01/30	10,504
		11,333	6.00%, 11/01/12-01/01/37	11,259,089
		71	6.25%(c), 08/01/24	71,366
		132	7.169%(c), 07/01/25	134,451
		2	9.25%, 01/01/10	1,918
			Government National Mortgage Assoc.
		91	5.375%, 05/20/23	91,567
		196	5.50%(c), 07/20/30	198,218
		142	5.75%(c), 08/20/26	143,406
		758	6.00%, 01/15/29-07/15/29	758,725
		87	6.125%(c), 10/20/24-12/20/26	87,482
		430	6.25%(c), 03/20/30	434,265
		348	6.375%, 06/20/23-06/20/27	352,214
		58	6.375%, 02/20/26	58,533
		181	6.50%, 10/15/25-06/15/29	183,725
		62	8.00%, 09/20/30-07/20/31	66,043

	17	8.00%, 05/20/31	18,075

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $70,431,255)	69,571,564

		U.S. Treasury Obligations (k)—10.7%
		U.S. Treasury Bond
	600	4.75%, 02/15/37	584,063
		U.S. Treasury Notes
	20,900	4.25%, 01/15/11-08/15/13	20,682,831
	1,000	4.75%, 05/15/14	1,002,969
	2,500	5.125%, 06/30/11-05/15/16	2,556,367

		TOTAL U.S. TREASURY OBLIGATIONS (cost $24,524,802)	24,826,230

		TOTAL LONG-TERM INVESTMENTS (cost $197,920,566)	197,252,661

		SHORT-TERM INVESTMENTS —29.1%

		Commercial Paper —22.8%
		Bank of America
P-1	100	5.24%, 10/10/07	98,974
		Bank of America LLC,
		Disc. Notes
P-1	3,500	5.21%, 09/21/07	3,473,870
		Dexia Delaware LLC,
		Disc Notes
P-1	6,700	5.24%, 09/17/07	6,654,165
		HBOS Treasury Service PLC,
		Disc. Notes
P-1	8,200	5.25%, 09/28/07	8,130,642
		Santander Central,
		Disc. Notes
P-1	6,200	5.23%, 09/26/07	6,149,068
		Societe Generale NA,
		Disc. Notes
P-1	6,400	5.21%, 10/09/07	6,335,637
P-1	400	5.23%, 09/17/07	397,264
P-1	100	5.23%, 10/01/07	99,110
		Time Warner, Inc.,
		Disc. Notes
P-2	1,100	5.41%, 09/14/07	1,092,632
		UBS Finance LLC,
		Disc. Notes
P-1	9,900	5.22%, 09/04/07	9,850,912
		Westpac Trust,
		Disc. Notes
P-1	10,700	5.26%, 09/20/07	10,622,113

		TOTAL COMMERCIAL PAPER (cost $52,904,970)	52,904,387

		U.S. Treasury Obligation (k)(n)—0.5%
		U.S. Treasury Bill
		4.645%, 09/13/07
	1,215	(cost $1,208,259)	1,208,263

SHARES
	Affiliated Money Market Mutual Fund —5.8%
13,452,485	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,452,485)(w)	13,452,485

NOTIONAL AMOUNTS (000)#
	Outstanding Options Purchased *
	Call Options
	USD Swap Option on 3 Month LIBOR
12,300	expiring 02/01/08 @ 4.75%	15,130
11,000	expiring 09/26/08 @ 4.75%	47,511

		62,641

	Put Options
	Eurodollar Futures
262,000	expiring 09/17/07, Strike Price $90.75	1,638
150,000	expiring 09/17/07, Strike Price $91.00	938
40,000	expiring 12/17/07, Strike Price $91.50	250
326,000	expiring 12/17/07, Strike Price $92.00	2,037
1,378,000	expiring 06/16/08, Strike Price $92.00	8,612

		13,475

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $94,070)	76,116

	TOTAL SHORT-TERM INVESTMENTS (cost $67,659,784)	67,641,251

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—113.9% (cost $265,580,350)(p)	264,893,912

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT —(22.2)%

	U.S. Government Agency Obligations —(10.8)%
	Federal National Mortgage Assoc.
14,300	Zero Coupon, 08/20/22	(13,862,063)
11,500	6.00%, TBA	(11,392,187)

		(25,254,250)

	U.S. Treasury Obligations —(11.4)%
	U.S. Treasury Bond
1,100	4.25%, 08/15/13	(1,077,743)
	U.S. Treasury Note
26,100	4.25%, 11/15/14	(25,345,553)

		(26,423,296)

	TOTAL SECURITIES SOLD SHORT (proceeds received $51,515,044)	(51,677,546)

NOTIONAL AMOUNTS (000)#
	OUTSTANDING OPTIONS WRITTEN *

	Call Options
	USD Swap Option on 3 Month LIBOR
2,700	expiring 02/01/08 @ 4.90%	(12,157)
5,000	expiring 09/26/08 @ 4.95%	(45,472)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $73,896)	(57,629)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—91.7% (cost $213,991,410)	213,158,737
Other assets in excess of liabilities(x)—8.3%	19,357,233

NET ASSETS —100%	$232,515,970

The following abbreviations are used in the portfolios descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $8,900,564. The aggregate value of $8,883,336 is approximately 3.8% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of investments was $265,791,067; accordingly, net unrealized depreciation on investments for federal income tax purposes was $897,155 (gross unrealized appreciation - $1,397,006; gross unrealized depreciation - $2,294,161). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open future contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
75	90 Day Sterling	Sep 07	$17,760,000	$17,760,938	$938
1,438	90 Day Euro Dollar	Mar 08	342,004,100	341,740,700	(263,400)
1,149	90 Day Euro Dollar	Jun 08	272,360,588	273,304,013	943,425
11	90 Day Sterling	Mar 08	2,638,065	2,619,912	(18,153)
92	90 Day Sterling	Dec 07	22,124,015	21,916,663	(207,352)
8	2 Year U.S. Treasury Notes	Sep 07	1,627,000	1,639,500	12,500

					467,958

Short Positions:
18	10 Year U.S. Treasury Notes	Sep 07	1,919,672	1,933,594	(13,922)
216	30 Year U.S. Treasury Notes	Sep 07	22,962,750	23,773,500	(810,750)

					(824,672)

					$(356,714)

Forward foreign currency exchange contracts outstanding at July 31, 2007:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 08/27/07	EUR	2,341	$3,229,286	$3,206,090	$(23,196)
Norwegian Krone,
Expiring 09/06/07	NOK	3,811	636,046	654,148	18,102

			$3,865,332	$3,860,238	$(5,094)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Japanese Yen,
Expiring 10/25/07	JPY	334,129	$2,770,257	$2,851,925	$(81,668)
British Pound,
Expiring 08/09/07	GBP	724	1,445,434	1,470,529	(25,095)

			$4,215,691	$4,322,454	$(106,763)

Interest rate swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/18/09		$28,900,000	5.00%	3 month LIBOR	$(58,730)
Barclays Capital(1)	12/19/09		74,100,000	5.00%	3 month LIBOR	316,061
Barclays Capital(1)	12/19/12		3,300,000	5.00%	3 month LIBOR	41,513
Barclays Capital(2)	12/19/17		2,400,000	5.00%	3 month LIBOR	(41,792)
Deutsche Bank(1)	06/18/09		54,200,000	5.00%	3 month LIBOR	(50,593)
Morgan Stanley Capital Services, Inc.(1)	06/20/09		51,800,000	5.00%	3 month LIBOR	(208,004)
Deutsche Bank(1)	01/15/10	AUD	2,600,000	6.50%	6 month Australian Bank Bill rate	(20,696)
Barclays Capital(1)	03/20/09	GBP	16,000,000	6.00%	6 month LIBOR	(181,487)

						$(203,728)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	03/20/08	$1,200,000	0.06%	AIG Corp., 5.60%, due 10/18/16	$(1,815)
Bank of America, N.A.(1)	12/20/07	1,100,000	0.10%	ConocoPhillips, 8.75%, due 05/25/10	(210)
Deutsche Bank(2)	06/20/12	200,000	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	800
Citigroup(1)	06/20/12	100,000	0.42%	Dow Jones CDX HY8 Index	(3,991)
Citigroup(1)	06/20/12	1,200,000	0.36%	Dow Jones CDX HY8 Index	(50,977)
Morgan Stanley Capital Services, Inc.(1)	06/20/12	200,000	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(1,230)
Bank of America, N.A.(1)	06/20/12	200,000	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(5,062)
Deutsche Bank(2)	06/20/12	200,000	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(2,182)
Lehman Brothers(1)	03/20/08	600,000	1.55%	GMAC LLC, 6.875%, due 08/28/12	(2,400)
Morgan Stanley Capital Services, Inc.(1)	10/20/07	300,000	0.44%	JSC “GAZPROM”	63
Morgan Stanley Capital Services, Inc.(1)	06/20/12	200,000	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(2,822)
Citigroup(2)	06/20/12	200,000	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	(48)
Deutsche Bank(2)	06/20/12	200,000	0.51%	Noble Corp., 5.875%, due 06/01/13	56
Barclays Capital(1)	12/20/08	300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	(240)
Lehman Brothers(1)	12/20/08	100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	(80)
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Plasin All-American Pipeline, 7.75%, due 10/15/12	(680)
Deutsche Bank(1)	12/20/08	100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(897)
Lehman Brothers(1)	12/20/08	300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(2,772)
Barclays Capital(1)	12/20/08	100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(255)
Deutsche Bank(1)	12/20/08	200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(537)
Deutsche Bank(1)	12/20/08	100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	(188)
Lehman Brothers(1)	12/20/08	300,000	0.32%	Republic of Peru, 8.875%, due 09/30/27	(603)
Deutsche Bank(1)	12/20/07	600,000	0.26%	Russian Federation, 5.00%, due 03/31/30	(102)
Lehman Brothers(1)	12/20/08	100,000	0.31%	Russian Federation, 5.00%, due 03/31/30	(193)
Morgan Stanley Capital Services, Inc.(1)	12/20/07	600,000	0.26%	Russian Federation, 5.00%, due 03/31/30	(102)
Deutsche Bank(2)	06/20/12	200,000	0.28%	Transocean, Inc., 7.375%, due 04/15/18	1,730
Barclays Capital(1)	12/20/08	100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(273)
Barclays Capital(1)	12/20/08	300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	(860)
Deutsche Bank(1)	12/20/08	300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(819)
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Valeo, 5.74%, due 06/01/13	(1,092)
Bank of America, N.A.(1)	12/20/07	1,100,000	0.12%	Valero Energy Corp., 6.875%, due 04/15/12	(125)

					$(77,906)

(1)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS —122.5%

		U.S. Government Mortgage Backed Obligations —94.2%
		Federal Home Loan Mortgage Corp.,
$5,346		5.00%, 08/01/35-10/01/35	$5,029,713
1,387		5.50%, 06/01/36	1,339,241
1,775		6.00%, 01/01/15-02/01/21	1,785,901
3,328		6.50%, 01/01/18-09/01/36	3,379,668
43		7.50%, 03/01/08-06/01/28	44,049
—	(r)	8.25%, 05/01/08	257
13		8.50%, 12/01/07-07/01/21	13,187
1		8.75%, 12/01/08	1,390
14		9.00%, 06/01/09-03/01/11	14,530
26		11.50%, 03/01/16	28,947
		Federal National Mortgage Assoc.,
2,238		4.50%, 03/01/35	2,037,866
6,479		5.00%, 11/01/18	6,151,435
1,699		5.00%, 08/01/35(k)	1,598,192
2,900		5.00%, TBA	2,719,655
8,409		5.50%, 06/01/33-06/01/34	8,161,508
21,190		5.50%, TBA	20,461,594
840		5.78%, 11/01/11	852,736
5,926		6.00%, 04/01/14-08/01/34	5,920,707
43		6.087%, 03/01/12	44,298
4,372		6.50%, 05/01/14-08/01/36	4,447,797
3		6.692%, 10/01/07	3,429
43		7.00%, 09/01/11-07/01/12	44,870
44		8.00%, 09/01/22-12/01/22	46,889
8		9.75%, 08/01/10-11/01/16	8,804
		Government National Mortgage Assoc.,
578		4.50%, 09/15/33-10/15/33	532,277
868		5.00%, 04/15/35	827,005
244		6.00%, 07/15/24-08/15/24	244,924
2,225		6.50%, 05/15/23-02/15/35	2,268,214
1,921		7.00%, 11/15/31-03/15/36	1,987,269
45		7.50%, 09/15/11-12/20/23	47,021
521		8.00%, 01/15/08-11/15/30	550,896
52		8.25%, 06/20/17-07/20/17	55,035
54		8.50%, 04/20/17	57,507
83		9.00%, 09/15/08-01/15/20	87,862
16		9.50%, 08/15/09-06/15/20	16,347
8		13.50%, 05/15/11	8,704
11		14.00%, 06/15/11	12,518
12		16.00%, 05/15/12	14,065

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $71,841,873)	70,846,307

		Collateralized Mortgage Obligations —28.3%
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2006 - AR1, Class 3A1
408		5.50% (c), 03/25/36	409,561
		Countrywide Alternative Loan Trust,
		Series 2005-J11, Class 1A3
1,729		5.50%, 11/25/35	1,720,061
		Series 2005-73CB, Class 1A7
581		5.50%, 01/25/36	579,220
		Series 2005-85CB, Class 2A2
1,589		5.50%, 02/25/36	1,584,610
		Series 2007-HY5R, Class 2A1A
1,155		5.54% (c), 03/25/47	1,143,887
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2006-14, Class A3
1,606		6.25%, 09/25/36	1,612,025

	Federal Home Loan Mortgage Corp. Pass-Through Securities,
	Series T-42, Class A5
242	7.50%, 02/25/42	251,037
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
24	6.00%, 10/15/20	23,550
	Series 83, Class Z
5	9.00%, 10/15/20	5,024
	Series 186, Class E
41	6.00%, 08/15/21	40,601
	Series 1058, Class H
13	8.00%, 04/15/21	13,094
	Series 1116, Class I
11	5.50%, 08/15/21	10,937
	Series 1120, Class L
49	8.00%, 07/15/21	48,592
	Series 1630, Class PJ
380	6.00%, 05/15/23	380,134
	Series 2627, Class BG
1,198	3.25%, 06/15/17	1,131,274
	Series 2809, Class UC
425	4.00%, 06/15/19	382,660
	Series 2852, Class VI - IO
1,730	5.00%, 06/15/24	109,972
	Series 2882, Class YI - IO
864	5.00%, 03/15/24	44,747
	Series 2915, Class K1 - IO
894	5.00%, 06/15/24	53,627
	Series 2995, Class ST - IO
1,654	1.43% (c), 05/15/29	82,802
	Series 3279, Class SD - IO
4,883	1.11% (c), 02/15/37	210,817
	Series 3309, Class SC - IO
4,513	1.13% (c), 04/15/37	178,117
	Federal National Mortgage Assoc.,
	Series 56, Class 1
17	6.00%, 04/01/19	16,534
	Series 340, Class 2 - IO
630	5.00%, 08/01/33	160,488
	Series 347, Class 2 - IO
1,343	5.00%, 12/01/33	341,104
	Series 352, Class 2 - IO
769	5.50%, 08/01/34	201,459
	Series 353, Class 2 - IO
949	5.00%, 08/01/34	244,074
	Series 354, Class 2 - IO
521	5.50%, 12/01/34	136,878
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,901
	Series 1990-108, Class G
18	7.00%, 09/25/20	18,953
	Series 1991-21, Class J
19	7.00%, 03/25/21	19,820
	Series 1992-113, Class Z
39	7.50%, 07/25/22	40,573
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	283,782
	Series 1998-19, Class J
17	8.50%, 07/25/18	17,712
	Series 1998-M4, Class C
47	6.527%, 05/25/30	47,383
	Series 2001-51, Class QN
524	6.00%, 10/25/16	530,485
	Series 2003-33, Class PT
190	4.50%, 05/25/33	180,050
	Series 2007-22, Class SD - IO
2,812	1.08% (c), 03/25/37	145,947

	Series G14, Class L
21	8.50%, 06/25/21	21,757
	Series G92-24, Class Z
23	6.50%, 04/25/22	23,805
	Series G92-59, Class D
115	6.00%, 10/25/22	117,107
	Series G94-4, Class PG
317	8.00%, 05/25/24	341,960
	First Boston Mortgage Securities Corp.,
	Series B, Class IO
58	8.985%, 04/25/17	12,069
	Series B, Class PO
58	Zero coupon, 04/25/17	49,294
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO - PO
319	Zero coupon, 07/20/36	240,902
	Series 2006-38, Class XS - IO
1,697	1.93% (c), 09/16/35	106,660
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
342	4.592% (c), 04/25/35	342,931
	Series 2007-AR1, Class 2A1
447	6.015% (c), 03/25/37	449,846
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
597	4.376% (c), 07/25/34	590,335
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	716,292
	Series 2005-A9, Class A3
1,722	5.50%, 07/25/35	1,650,866
	Salomon Brothers Mortgage Securities,
	Series 1986-1, Class A
18	6.00%, 12/25/11	17,923
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.314% (c), 05/25/35	1,481,538
	Series 2006-AR5, Class 2A1
1,221	5.531% (c), 04/25/36	1,222,913
	Series 2006-AR8, Class 2A1
335	5.24% (c), 04/28/36	331,740
	Series 2006-AR10, Class 5A2
1,161	5.599% (c), 07/25/36	1,160,565

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $21,043,412)	21,286,995

	TOTAL LONG-TERM INVESTMENTS (cost $92,885,285)	92,133,302

	SHORT-TERM INVESTMENTS —25.3%

SHARES
	Affiliated Money Market Mutual Fund —0.4%
337,566	Dryden Core Investment Fund - Taxable Money Market Series (cost $337,566)(w)	337,566

PRINCIPAL AMOUNT (000)#
	Repurchase Agreement —24.9%
$18,700	Merrill Lynch, 5.31%, dated 07/31/07, due 08/01/07 in the amount of $18,702,759 (cost $18,700,000; collateralized by $19,690,000 Federal Home Loan Mortgage Corp.; 5.50%, 07/01/37, value of collateral including accrued interest was $19,078,578)	18,700,000

	TOTAL SHORT-TERM INVESTMENTS (cost $19,037,566)	19,037,566

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—147.8% (cost $111,922,851)(p)	111,170,868

	SECURITIES SOLD SHORT —(13.8)%

	Federal National Mortgage Assoc.
5,929	6.00%, TBA	(5,873,416)
4,500	6.00%, TBA	(4,525,312)

	TOTAL SECURITIES SOLD SHORT (proceeds $10,333,041)	(10,398,728)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT —134.0% (cost $101,589,810)	100,772,140
	Other liabilities in excess of other assets(x)—(34.0)%	(25,588,045)

	NET ASSETS —100%	$75,184,095

The following abbreviations are used in portfolio descriptions:

IO	Interest Only
PO	Principal Only
TBA	To Be Announced
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of investments was $111,930,976 ; accordingly, net unrealized depreciation on investments for federal income tax purposes was $760,108 (gross unrealized appreciation - $550,466 ; gross unrealized depreciation - $1,310,574). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swaps and reverse repurchase agreements as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation (Depreciation)
Long Positions:
15	20 Year U.S. Treasury Bonds	Sep 07	$1,583,719	$1,650,938	$67,219

Short Positions:
26	2 Year U.S. Treasury Notes	Sep 07	5,324,001	5,328,376	(4,375)
30	5 Year U.S. Treasury Notes	Sep 07	3,161,250	3,164,062	(2,812)
39	10 Year U.S. Treasury Notes	Sep 07	4,165,594	4,189,453	(23,859)
8	90 Day Euro Dollar	Dec 07	1,902,800	1,898,100	4,700
8	90 Day Euro Dollar	Mar 08	1,905,800	1,901,200	4,600
8	90 Day Euro Dollar	Jun 08	1,907,300	1,902,900	4,400
9	90 Day Euro Dollar	Sep 08	2,146,051	2,141,213	4,838

					(12,508)

					$54,711

Interest rate swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs (1)	06/12/17	$2,600,000	5.75%	3 Month LIBOR	$36,566
Goldman Sachs (1)	11/19/07	3,000,000	5.75%	3 Month LIBOR	20,251

					$56,817

(1)	Porfolio pays the floating rate and receives the fixed rate.

Credit default swap agreement outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Goldman Sachs (1)	07/25/45	$800,000	0.54%	ABX.HE.A Index	$(175,648)

(1)	Portfolio sold credit default protection to the counterparty in the event that the underlying bond defaults.

Reverse repurchase agreements outstanding at July 31, 2007:

Broker	Interest Rate	Trade Date	Value at July, 31 2007	Maturity Date	Cost
Goldman Sachs	5.28%	7/12/2007	$6,490,000	8/14/2007	$6,490,000
Goldman Sachs	5.29%	7/17/2007	2,300,000	8/20/2007	2,300,000
Goldman Sachs	5.29%	7/19/2007	3,400,000	8/21/2007	3,400,000

			$12,190,000		$12,190,000

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments

As of July 31, 2007 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Federal Farm Credit Banks —3.1%
$200	3.19%, 07/09/08	$195,840
285	3.80%, 09/07/07	284,578
850	4.60%, 11/01/07	848,405
800	6.375%, 08/06/07	800,112

	TOTAL FEDERAL FARM CREDIT BANKS (cost $2,128,935)	2,128,935

	Federal Home Loan Bank —14.7%
590	3.00%, 03/24/08	581,085
250	3.35%, 09/10/07	249,449
1,000	3.50%, 10/18/07	996,186
1,280	4.00%, 02/01/08	1,271,663
300	4.17%, 11/16/07	298,976
800	4.25%, 09/14/07	798,976
1,350	4.875%, 08/22/07	1,349,490
475	5.00%, 02/15/08	473,908
500	5.00%, 09/07/07	499,800
100	5.15%, 12/21/07	99,922
450	5.27%, 03/05/08	449,642
2,800	5.30%, 02/21/08	2,797,350
300	5.925%, 04/09/08	300,974

	TOTAL FEDERAL HOME LOAN BANK (cost $10,167,421)	10,167,421

	Federal Home Loan Mortgage Association —4.9%
782	3.125%, 04/04/08	770,449
300	3.15%, 06/04/08	294,684
560	3.75%, 04/23/08	553,487
241	4.00%, 08/17/07	240,863
1,500	5.35%, 03/26/08	1,499,978

	TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION (cost $3,359,461)	3,359,461

	Federal National Mortgage Association —3.3%
500	4.375%, 09/07/07	498,755
1,000	5.25%, 06/18/08	999,622
749	6.625%, 10/15/07	750,795

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $2,249,172)	2,249,172

	Repurchase Agreements —73.8%
17,100	Credit Suisse First Boston Triparty 5.32% dated 07/31/07, due 08/01/07 in the amount of $17,102,527 (cost $17,100,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,443,166.)	17,100,000

16,900	Deutsche Triparty 5.31% dated 07/31/07, due 08/01/07 in the amount of $16,902,493 (cost $16,900,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,238,001.)	16,900,000

16,900	UBS Triparty 5.31% dated 07/31/07, due 08/01/07 in the amount of $16,902,493 (cost $16,900,000; collateralized by Federal Agency Obligations. The value of collateral including accrued interest was $17,241,316.)	16,900,000

	TOTAL REPURCHASE AGREEMENTS (cost $50,900,000)	50,900,000

SHARES
	Affiliated Money Market Mutual Fund —0.1%
44,305	Dryden Core Investment Fund - Taxable Money Market Series (cost $44,305)(w)	44,305

TOTAL INVESTMENTS(h)—99.9% (amortized cost $68,849,294)	68,849,294
Assets in excess of other liabilities —0.1%	96,610

NET ASSETS —100%	$68,945,904

(h)	Federal income tax basis is the same as for financial reporting purposes.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities held by the other Portfolios, which measure in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.